                                                     REGISTRATION NO. 333-60730
                                                     REGISTRATION NO. 811-07659
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                    UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                      POST-EFFECTIVE AMENDMENT NO. 57    [X]
                                    AND/OR
                           REGISTRATION STATEMENT
                                    UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             AMENDMENT NO. 378           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
             (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On October 30, 2015 pursuant to paragraph (b) of Rule 485 (b).
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

                               EXPLANATORY NOTE:

This Post-Effective Amendment No. 57 ("PEA") to the Form N-4 Registration
Statement No. 333-60730 ("Registration Statement") of AXA Equitable Life
Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement a Supplement that describes an offer we intend to make to contract owners in connection with certain guaranteed benefits offered by the contract, and Part C. This
Post-Effective Amendment No. 57 incorporates by reference the information contained in Part A and Part B of Post-Effective Amendment Nos. 48 and 52,
filed on April 22, 2015 and July 31, 2015, respectively.

AXA Equitable Life Insurance Company

Supplement dated November 2, 2015 to current prospectuses for:

•	Accumulator®
•	Accumulator® PlusSM
•	Accumulator® EliteSM
•	Accumulator® SelectSM

This Supplement modifies certain information in the above referenced prospectuses, supplements to prospectuses and statements of additional information (collectively, the ‘‘Prospectus’’) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates each Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of your Prospectus or supplement without charge upon request. Please contact the customer service center at 1-866-638-0550.

Guaranteed Minimum Income Benefit, Guaranteed Minimum Death Benefit, and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your variable annuity contract guaranteed benefits.

This supplement contains important information that you should know before accepting this offer or taking any other action under your contract.

NO ACTION IS REQUIRED ON YOUR PART

You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the guaranteed benefits you previously elected will continue unchanged.

You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For current offer amounts, you can login to Online Account Access (“OAA”) by visiting www.us.axa.com. If you have any questions about this offer or for current offer amounts, contact your financial professional or call us directly at 1-866-638-0550.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum income benefit (“GMIB”) which provides the opportunity for guaranteed income regardless of market performance. In addition, you also may have elected a guaranteed minimum death benefit (“GMDB”), earnings enhancement benefit or Protection PlusSM benefit (together, the “EEB”). See Appendix I for information about the guaranteed benefits.

What is this offer? How does this offer work?

For a limited time, we are offering to give you a special credit amount (“Special Credit Amount”) in return for:

•

terminating your GMIB, GMDB, EEB (each a “Guaranteed Benefit” and together, the “Guaranteed Benefits”) and the availability of the standard death benefit in return for a Special Credit Amount less a pro rata portion of any applicable GMIB, GMDB and EEB charge (this is referred to as the Full Buyout Option); or

•

reducing your Guaranteed Benefits and the standard death benefit by 50% and either withdrawing or transferring or exchanging into another contract or account (collectively, “financial instrument”) the following amount: 50% of your account value on the Valuation Date plus the Special Credit Amount less a pro rata portion of any applicable GMIB, GMDB and EEB charge (together, the “Partial Buyout Option Transaction Amount”) (this is referred to as the Partial Buyout Option and this option is only available if your GMIB benefit base was at least $160,000 on the record date specified in your offer letter). If you elect the Partial Buyout Option, the Partial Buyout Option Transaction Amount cannot remain invested in your contract.

Please also see “How can I evaluate this offer?”

Good order. The offer is not available on (i) a non-business day, (ii) a business day where another financial transaction, including a benefit base reset, is processed or (iii) the first day of a contract year. We will not consider your acceptance of the offer to be in good order if we receive it on such a day. If we receive your acceptance on such a day and it is otherwise complete, your acceptance will be processed on the next available business day. If you elect the Partial Buyout Option, this means that the entire acceptance, including the withdrawal, transfer or exchange of the Partial Buyout Option Transaction Amount will not be considered to be in good order and will instead be processed on the next available business day. The day we process your acceptance of the offer is the “Transaction Date”. The “Valuation Date” for purposes of this offer is the business day immediately preceding the Transaction Date. We will generally fulfill requests for payments within seven days after the Transaction Date. If you accept the offer and also request a partial withdrawal (other than the Partial Buyout Option Transaction Amount) on that same day, that partial withdrawal (which is a financial transaction) will be processed before your acceptance of the offer. We will process your acceptance of the offer on

#21487

the next available business day. That partial withdrawal will be subject to any applicable withdrawal charges and will reduce the Special Credit Amount and the Partial Buyout Option Transaction Amount, if applicable. Accordingly, you should carefully consider the timing of any partial withdrawal request when you accept the offer.

Special Credit Amount. The amount of the Special Credit varies for each option and will be determined on the business day we receive your acceptance in good order. The Special Credit Amount is not considered a contribution to the contract and will not increase the benefit base for any Guaranteed Benefit.

If you elect the Full Buyout Option, the Special Credit Amount will be added to your account value in accordance with your future investment allocation instructions on file with us on the Transaction Date. Please note that you can change your future investment allocation instructions. Any investment restrictions imposed by the Guaranteed Benefits will no longer apply if you elect the Full Buyout Option. Accordingly, you may want to consider whether your investment allocations are still appropriate.

If you elect the Partial Buyout Option, the Special Credit Amount will be added to the portion of your account value that is being withdrawn, transferred or exchanged immediately prior to the withdrawal, transfer or exchange of the Partial Buyout Option Transaction Amount. The Partial Buyout Option Transaction Amount must be withdrawn, transferred or exchanged into another financial instrument including a New Contract (See Appendix II in the prospectus supplement for more information regarding New Contracts). The Partial Buyout Option Transaction Amount may be subject to income taxes and federal tax penalties. See “What are the tax implications of accepting the offer?”

The account value portion of the Partial Buyout Option Transaction Amount that must be withdrawn in connection with the Partial Buyout Option will be deducted pro rata from your investment options, which for certain contracts may include fixed maturity options. Depending on the relative difference between the rate to maturity that applies to the amount being withdrawn from the fixed maturity option and the rate to maturity in effect on the Transaction Date for new allocations to that same fixed maturity, as well as the length of time to the maturity date, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity option. Carefully consider any account value in fixed maturity options and the impact of any potential market value adjustments before accepting the offer. For additional information including the potential impact of any market value adjustment, see “Fixed maturity options” in your Prospectus or call 1-866-638-0550.

Benefit changes. Your GMIB, GMDB, EEB and the availability of the standard death benefit will terminate or be reduced by 50% depending on which option you elect.

If you elect the Full Buyout Option, you will lose the guarantees provided by the GMIB, GMDB, EEB and the availability of the standard death benefit.

If you elect the Partial Buyout Option, in addition to the 50% reduction of your Guaranteed Benefits, your remaining contributions in the contract subject to withdrawal charges, if applicable, will be reduced by the Special Credit Amount plus the 50% of your account value that is withdrawn. Also, any remaining GMIB and GMDB dollar-for-dollar withdrawal amount for the contract year in which you accept the Partial Buyout Option will be reduced by 50%. Finally, any remaining free withdrawal amount for the contract year in which you accept the Partial Buyout Option will also be reduced or eliminated. Accordingly, it may be important for you to consider whether you will have a need for any withdrawals after accepting the offer. In addition, in subsequent contract years both your dollar-for-dollar withdrawal amount for your GMIB and GMDB and the free withdrawal amount will also be lower than it would have been if you had not accepted the offer and had not elected the Partial Buyout Option.

In addition to the termination or reduction of your Guaranteed Benefits, if the standard death benefit was in effect under your contract, it will also be terminated or reduced. If it was not in effect under your contract at the time you accepted the Full Buyout Option, it will no longer be available under your contract. Please note, if you accept the Full Buyout Option, the amount payable to your beneficiaries will be equal to your account value at that time, which could be less than your contributions.

If you elect the Partial Buyout Option, the Partial Buyout Option Transaction Amount cannot remain invested in your contract. Accordingly, you can: (i) withdraw the Partial Buyout Option Transaction Amount from your contract; (ii) transfer the Partial Buyout Option Transaction Amount to another investment product; (iii) exchange the Partial Buyout Option Transaction Amount for another annuity contract issued by an insurance company of your choice; or (iv) exchange the Partial Buyout Option Transaction Amount for a New Contract (see Appendix II of the prospectus supplement for more information about New Contracts, including how to obtain a prospectus and factors to consider before purchasing a New Contract). Please note that a New Contract may not be available in all states. Please speak with your financial professional for further information.

You should be aware that in certain versions of the contracts the GMIB may be voluntarily or automatically converted to a guaranteed withdrawal benefit for life (“GWBL”). If you have a contract that provides for the GMIB to be voluntarily or automatically converted to a GWBL and you accept the Full Buyout Option, upon termination of the GMIB you will no longer have the right to add a GWBL to your contract. In addition, any future GMIB or GWBL payments will be significantly reduced if you accept the Partial Buyout Option.

Charges eliminated or reduced. If you elect the Full Buyout Option, upon termination of your Guaranteed Benefits, you will no longer pay the annual charge for each Guaranteed Benefit. If you accept the Partial Buyout Option, upon reduction of your Guaranteed Benefits, the dollar amount of the annual charge for each Guaranteed Benefit will be less but the charge will continue to be computed based on the same annual percentage of the applicable benefit base. Under either option, a pro rata portion of any applicable GMIB, GMDB and EEB charge through the Valuation Date (defined below) will be deducted on the Transaction Date. If you elect the Partial Buyout Option, the pro rata portion is based on 50% of the applicable charge. Past Guaranteed Benefit charges will not be refunded.

Please note that while the charge for each Guaranteed Benefit would cease or be reduced, the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that if you accept the Full Buyout Option you will continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though the standard death benefit would no longer be available to you.

Deadline. We must receive your acceptance of this offer no later than the date specified in your offer letter that was included with this Supplement (see “How do I accept this offer?” below). You can only accept this offer in its entirety and can only elect one option. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We believe that this offer can be mutually beneficial to both us and contract owners who no longer need or want some or all of the guarantees provided by the GMIB, GMDB, EEB and the standard death benefit. However, this offer may not be beneficial for everyone. If you accept this offer, depending on which option you elect, you would receive either:

•	an increase in your account value and any applicable future GMIB, GMDB and EEB charge would cease, or

•	the Partial Buyout Option Transaction Amount (without incurring withdrawal charges) and the dollar amount of any applicable future GMIB, GMDB and EEB charge would decrease.

We would receive a financial benefit because past market conditions and the ongoing low interest rate environment make continuing to provide these benefits costly to us. Providing the lump sum payments will be less costly to us than the amounts we are currently setting aside to guarantee the benefits.

You should carefully read this supplement before making your decision regarding this offer. This offer asks you to give up valuable benefits in return for the Special Credit Amount. If you accept the offer, your valuable Guaranteed Benefits and the availability of the standard death benefit cannot be reinstated and other suitable alternatives may not be available. You should only give up some or all of your Guaranteed Benefits if you have determined your need for a lump sum amount is greater than your need for some or all of the guarantees provided by those benefits.

How does AXA Equitable determine the Special Credit Amount? How much is the Special Credit Amount?

The Special Credit Amount will depend upon the option you elect, the group you are in and certain actuarial reserve calculations. As noted previously, the options are the Full Buyout Option and Partial Buyout Option. For purposes of calculating the Special Credit Amount there are two groups of contract owners. Most contract owners will be in Group 1. If you took an excess withdrawal (cumulative withdrawals in a contract year that exceeded a specific limit) in any of the three previous full contract years ending on or before June 30, 2015, or in the partial contract year from the most recent contract date anniversary through June 30, 2015, and that excess withdrawal also equaled or exceeded 25% of the contract’s account value as of the contract date anniversary immediately preceding the excess withdrawal, then you are part of Group 2.

For the GMIB and GMDB, we determine the Special Credit Amount based on contract reserves. The actuarial calculations for determining contract reserves consider:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected account value; and

•	The current and projected GMIB and GMDB benefits.

In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. We calculate the actuarial value of your GMIB and GMDB together.

Full Buyout Option. For Group 1, the Full Buyout Option Special Credit Amount is the greater of: (i) approximately 70% of this actuarial valuation of the GMIB and GMDB reserve on the Valuation Date and (ii) two times the GMIB and GMDB fee rates multiplied by the respective benefit base on the Valuation Date. In addition, if you elected the EEB, we will add an amount equal to two times the EEB fee rate multiplied by the account value on the Valuation Date.

For Group 2, the Full Buyout Option Special Credit Amount is the greater of: (i) approximately 25% of the actuarial valuation of the GMIB and GMDB reserve on the Valuation Date and (ii) the GMIB and GMDB fee rates multiplied by the respective benefit base on the Valuation Date. In addition, if you elected the EEB, we will add an amount equal to the EEB fee rate multiplied by the account value on the Valuation Date.

Partial Buyout Option. For Group 1, the Partial Buyout Option Special Credit Amount is the greater of: (i) approximately 35% of this actuarial valuation of the GMIB and GMDB reserve on the Valuation Date and (ii) the GMIB and GMDB fee rates multiplied by the respective benefit base on the Valuation Date. In addition, if you elected the EEB, we will add an amount equal to the EEB fee rate multiplied by the account value on the Valuation Date.

For Group 2, the Partial Buyout Option Special Credit Amount is the greater of: (i) approximately 12.5% of this actuarial valuation of the GMIB and GMDB reserve on the Valuation Date and (ii) 0.5 times the GMIB and GMDB fee rates multiplied by the respective benefit base on the Valuation Date. In addition, if you elected the EEB, we will add an amount equal to one-half of the EEB fee rate multiplied by the account value on the Valuation Date.

The offer and acceptance letter included with this supplement indicates the Special Credit Amount under each option as of the date specified in the letter. In general, the larger your account value is relative to your benefit base, the smaller your Special Credit Amount will be (e.g., if your account value is $150,000 and your benefit base is $200,000 then your Special Credit Amount will be lower than if your account value is $100,000 and your benefit base is $200,000, all other things equal). The Special Credit Amounts may change each business day because the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMIB and GMDB benefits, we consider a number of factors including your current account value, your age, your allocation of contract assets among the investment options and interest rates. As these factors change, the Special Credit Amounts change. Therefore, the exact amount may be more or less than the amounts quoted to you in our offer letter and will depend on then current market conditions and any changes in our estimate of your then current and projected account value and GMIB and GMDB benefits when we determine the Special Credit Amount. In general, as your account value increases, the Special Credit Amount decreases. Similarly, as your account value decreases, the Special Credit Amount increases. For current Special Credit Amounts, you can login to your account by visiting www.us.axa.com or call us at 1-866-638-0550.

For most contract owners who accept the offer, the Special Credit Amount will be (1) less than the difference between the projected GMIB and GMDB benefit bases (or 50% of the projected benefit bases if the Partial Buyout Option is elected) and the account value (or 50% of the account value if the Partial Buyout Option is elected), (2) less than the contract reserves and (3) less than the benefit amounts given up or reduced.

We determine the dollar amount of the Special Credit Amount and Partial Buyout Option Transaction Amount using values from the Valuation Date.

Examples for Group 1

Example 1:

Assume the contract owner is a 63-year old male who elected the GMIB and the Greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $183,000.00, the account value is $102,000.00 and it has been six months since his contract date anniversary. The initial Special Credit Amounts as stated in the contract owner’s offer letter are:

•	$33,306.94 for the Full Buyout Option (and the increased account value of $134,116.00 = the account value + Special Credit Amount – pro rata charges = $102,000.00 + $33,306.94 – $1,190.94); and

•

$16,653.47 for the Partial Buyout Option (and the Partial Buyout Option Transaction Amount of $67,058.00 = 50% of the account value + Special Credit Amount – pro rata charges = $51,000.00 + $16,653.47 – $595.47). Immediately after the Partial Buyout Option acceptance, the account value is $51,000.00 and the GMIB/GMDB benefit base is $91,500.00.

Assume the contract owner accepts the offer 30 days later at which time the account value has decreased to $81,600.00. Further assume there are no changes to any other factors that affect the calculation of the Special Credit Amounts. The Special Credit Amounts would increase to:

•	$37,833.04 for the Full Buyout Option (and the increased account value of $118,046.33 = the account value + Special Credit Amount – pro rata charges = $81,600.00 + $37,833.04 – $1,386.71); and

•

$18,916.52 for the Partial Buyout Option (and the Partial Buyout Option Transaction Amount of $59,023.16 = 50% of the account value + Special Credit Amount – pro rata charges = $40,800.00 + $18,916.52 – $693.36). Immediately after the Partial Buyout Option acceptance, the account value is $40,800.00 and the GMIB/GMDB benefit base is $91,500.00.

Example 2:

Assume the contract owner is a 62-year old male who elected the GMIB and the Greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $171,000.00, the account value is $109,000.00 and it has been ten months since his contract date anniversary. The initial Special Credit Amounts as stated in the contract owner’s offer letter are:

•	$23,344.77 for the Full Buyout Option (and the increased account value of $130,491.29 = the account value + Special Credit Amount – pro rata charges = $109,000.00 + $23,344.77 – $1,853.48); and

•

$11,672.39 for the Partial Buyout Option (and the Partial Buyout Option Transaction Amount of $65,245.65 = 50% of the account value + Special Credit Amount – pro rata charges = $54,500.00 + $11,672.39 – $926.74). Immediately after the Partial Buyout Option acceptance, the account value is $54,500.00 and the GMIB/GMDB benefit base is $85,500.00.

Assume the contract owner accepts the offer 30 days later at which time the account value has increased to $130,800.00. Further assume there are no changes to any other factors that affect the calculation of the Special Credit Amounts. The Special Credit Amounts would decrease to:

•	$16,694.13 for the Full Buyout Option (and the increased account value of $145,457.85 = the account value + Special Credit Amount – pro rata charges = $130,800.00 + $16,694.13 – $2,036.28); and

•

$8,347.06 for the Partial Buyout Option (and the Partial Buyout Option Transaction Amount of $72,728.92 = 50% of the account value + Special Credit Amount – pro rata charges = $65,400.00 + $8,347.06 – $1,018.14). Immediately after the Partial Buyout Option acceptance, the account value is $65,400.00 and the GMIB/GMDB benefit base is $85,500.00.

Please note: If the EEB had also been elected, the Special Credit Amounts would have been higher. In the last example, the EEB would have added $915.60 to the Full Buyout Option and $457.80 to the Partial Buyout Option.

Additional Offer Amount Examples for Group 1

The following examples assume the contract owner is a 66-year old male who elected the GMIB and Greater of GMBD but did not elect the EEB and is six months past his most recent contract date anniversary.

INITIAL VALUES		FULL BUYOUT				PARTIAL BUYOUT
GMIB/ GMDB Benefit Base	Account Value	Special Credit Amount	Pro Rata GMIB and GMDB Charges	Increased Account Value	Benefit Base After Acceptance	Special Credit Amount	Pro Rata GMIB and GMDB Charges	Partial Buyout Option Transaction Amount	Benefit Base After Acceptance	Account Value After Acceptance
$150,000	$100,000	$23,243	$ 975	$122,268	$0	Not Available
$160,000	$100,000	$27,127	$1,040	$126,087	$0	$13,563	$520	$63,043	$ 80,000	$50,000
$170,000	$100,000	$30,907	$1,105	$129,802	$0	$15,453	$553	$64,901	$ 85,000	$50,000
$180,000	$100,000	$34,588	$1,170	$133,418	$0	$17,294	$585	$66,709	$ 90,000	$50,000
$190,000	$100,000	$38,632	$1,235	$137,397	$0	$19,316	$618	$68,698	$ 95,000	$50,000
$200,000	$100,000	$42,271	$1,300	$140,971	$0	$21,135	$650	$70,485	$100,000	$50,000
$210,000	$100,000	$46,235	$1,365	$144,870	$0	$23,117	$683	$72,435	$105,000	$50,000
$220,000	$100,000	$50,242	$1,430	$148,812	$0	$25,121	$715	$74,406	$110,000	$50,000
$230,000	$100,000	$53,891	$1,495	$152,396	$0	$26,945	$748	$76,198	$115,000	$50,000
$240,000	$100,000	$58,047	$1,560	$156,487	$0	$29,024	$780	$78,244	$120,000	$50,000
$250,000	$100,000	$62,148	$1,625	$160,523	$0	$31,074	$813	$80,261	$125,000	$50,000
$260,000	$100,000	$65,959	$1,690	$164,269	$0	$32,980	$845	$82,135	$130,000	$50,000
$270,000	$100,000	$70,270	$1,755	$168,515	$0	$35,135	$878	$84,257	$135,000	$50,000
$280,000	$100,000	$73,976	$1,820	$172,156	$0	$36,988	$910	$86,078	$140,000	$50,000
$290,000	$100,000	$77,851	$1,885	$175,966	$0	$38,926	$943	$87,983	$145,000	$50,000
$300,000	$100,000	$82,045	$1,950	$180,095	$0	$41,022	$975	$90,047	$150,000	$50,000
These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your Special Credit Amount, pro rata charges, increased account value and Partial Buyout Option Transaction Amount may be higher or lower than the amounts shown.

Examples for Group 2

Example 3:

Assume the contract owner is a 68-year old female who elected the GMIB and the Greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $161,000.00, the account value is $94,000.00 and it has been six months since her contract date anniversary. Finally assume the owner took an excess withdrawal (which was greater than 25% of the account value on the contract date anniversary immediately prior to the excess withdrawal) 15 months earlier. The initial Special Credit Amounts as stated in the contract owner’s offer letter are:

•	$9,800.45 for the Full Buyout Option (and the increased account value of $102,755.56 = the account value + Special Credit Amount – pro rata charges = $94,000.00 + $9,800.45 – $1,044.89); and

•

$4,900.22 for the Partial Buyout Option (and the Partial Buyout Option Transaction Amount of $51,377.78 = 50% of the account value + Special Credit Amount – pro rata charges = $47,000.00 + $4,900.22 – $522.44). Immediately after the Partial Buyout Option acceptance, the account value is $47,000.00 and the GMIB/GMDB benefit base is $80,500.00.

Assume the contract owner accepts the offer 30 days later at which time the account value has decreased to $75,200.00. Further assume there are no changes to any other factors that affect the calculation of the Special Credit Amounts. The Special Credit Amounts would increase to:

•	$11,791.44 for the Full Buyout Option (and the increased account value of $85,774.79 = the account value + Special Credit Amount – pro rata charges = $75,200.00 + $11,791.44 – $1,216.65); and

•

$5,895.72 for the Partial Buyout Option (and the Partial Buyout Option Transaction Amount of $42,887.40 = 50% of the account value + Special Credit Amount – pro rata charges = $37,600.00 + $5,895.72 – $608.32). Immediately after the Partial Buyout Option acceptance, the account value is $37,600.00 and the GMIB/GMDB benefit base is $80,500.00.

Example 4:

Assume the contract owner is a 68-year old female who elected the GMIB and the Greater of GMDB at contract issue but did not elect the EEB. Further assume the GMIB/GMDB benefit base is $223,000.00, the account value is $107,000.00 and it has been ten months since her contract date anniversary. Finally assume the owner took an excess withdrawal (which was greater than 25% of the account value on the contract date anniversary immediately prior to the excess withdrawal) 23 months earlier. The Initial Special Credit Amounts as stated in the contract owner’s offer letter are:

•	$17,037.40 for the Full Buyout Option (and the increased account value of $121,616.51 = the account value + Special Credit Amount – pro rata charges = $107,000.00 + $17,037.40 – $2,420.89); and

•

$8,518.70 for the Partial Buyout Option (and the Partial Buyout Option Transaction Amount of $60,808.25 = 50% of the account value + Special Credit Amount – pro rata charges = $53,500.00 + $8,518.70 – $1,210.45). Immediately after the Partial Buyout Option acceptance, the account value is $53,500.00 and the GMIB/GMDB benefit base is $111,500.00.

Assume the contract owner accepts the offer 30 days later at which time the account value has increased to $128,400.00. Further assume there are no changes to any other factors that affect the calculation of the Special Credit Amounts. The Special Credit Amounts would decrease to:

•	$15,122.61 for the Full Buyout Option (and the increased account value of $140,862.94 = the account value + Special Credit Amount – pro rata charges = $128,400.00 + $15,122.61 – $2,659.67); and

•

$7,561.30 for the Partial Buyout Option (and the Partial Buyout Option Transaction Amount of $70,431.47 = 50% of the account value + Special Credit Amount – pro rata charges = $64,200.00 + $7,561.30 – $1,329.83). Immediately after the Partial Buyout Option acceptance, the account value is $64,200.00 and the GMIB/GMDB benefit base is $111,500.00.

Additional Offer Amount Examples for Group 2

The following examples assume the contract owner is a 64-year old female who elected the GMIB and Greater of GMDB but did not elect the EEB and is ten months from her most recent contract date anniversary. She has made a large excess withdrawal and thus is part of Group 2.

INITIAL VALUES		FULL BUYOUT				PARTIAL BUYOUT
GMIB/ GMDB Benefit Base	Account Value	Special Credit Amount	Pro Rata GMIB and GMDB Charges	Increased Account Value	Benefit Base After Acceptance	Special Credit Amount	Pro Rata GMIB and GMDB Charges	Partial Buyout Option Transaction Amount	Benefit Base After Acceptance	Account Value After Acceptance
$150,000	$100,000	$ 7,644	$1,625	$106,019	$0	Not Available
$160,000	$100,000	$ 8,847	$1,733	$107,114	$0	$ 4,423	$ 867	$53,557	$ 80,000	$50,000
$170,000	$100,000	$10,200	$1,842	$108,359	$0	$ 5,100	$ 921	$54,179	$ 85,000	$50,000
$180,000	$100,000	$11,479	$1,950	$109,529	$0	$ 5,740	$ 975	$54,765	$ 90,000	$50,000
$190,000	$100,000	$12,726	$2,058	$110,667	$0	$ 6,363	$1,029	$55,334	$ 95,000	$50,000
$200,000	$100,000	$14,058	$2,167	$111,891	$0	$ 7,029	$1,083	$55,946	$100,000	$50,000
$210,000	$100,000	$15,447	$2,275	$113,172	$0	$ 7,723	$1,138	$56,586	$105,000	$50,000
$220,000	$100,000	$16,742	$2,383	$114,359	$0	$ 8,371	$1,192	$57,179	$110,000	$50,000
$230,000	$100,000	$18,113	$2,492	$115,621	$0	$ 9,056	$1,246	$57,810	$115,000	$50,000
$240,000	$100,000	$19,453	$2,600	$116,853	$0	$ 9,726	$1,300	$58,426	$120,000	$50,000
$250,000	$100,000	$20,914	$2,708	$118,205	$0	$10,457	$1,354	$59,103	$125,000	$50,000
$260,000	$100,000	$22,230	$2,817	$119,413	$0	$11,115	$1,408	$59,706	$130,000	$50,000
$270,000	$100,000	$23,608	$2,925	$120,683	$0	$11,804	$1,463	$60,341	$135,000	$50,000
$280,000	$100,000	$24,989	$3,033	$121,956	$0	$12,495	$1,517	$60,978	$140,000	$50,000
$290,000	$100,000	$26,332	$3,142	$123,190	$0	$13,166	$1,571	$61,595	$145,000	$50,000
$300,000	$100,000	$27,755	$3,250	$124,505	$0	$13,878	$1,625	$62,253	$150,000	$50,000
These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projec tions. The results are for illustrative purposes and are not intended to represent your particular situation. Your Special Credit Amount, pro rata charges, increased account value and Partial Buyout Option Transaction Amount may be higher or lower than the amounts shown.

How can I evaluate this offer?

You must decide between: (1) keeping your Guaranteed Benefits and standard death benefit; or (2) fully terminating your Guaranteed Benefits and the availability of the standard death benefit and accepting a Special Credit Amount; or (3) reducing your Guaranteed Benefits and the standard death benefit by 50% and withdrawing, transferring or exchanging into another financial instrument the Partial Buyout Option Transaction Amount. See Appendix I for a description of the Guaranteed Benefits and standard death benefit.

If you do not accept our offer, you would not receive a Special Credit Amount and your Guaranteed Benefits and standard death benefit would continue and any applicable charges would continue to be deducted from your account value.

If you elect the Full Buyout Option, your Guaranteed Benefits and the availability of the standard death benefit would terminate, and your account value would be increased. In the future, you would not have the option to receive the lifetime income guaranteed by the GMIB. If you have a contract that provides for the GMIB to be voluntarily or automatically converted to a GWBL, you will no longer have the right to add a GWBL to your contract in the future. Also, if a death benefit is payable in the future, the amount payable to your beneficiaries would be equal to your account value, which could be more or less than your contributions.

If you elect the Partial Buyout Option, your Guaranteed Benefits and standard death benefit, if in effect, would be reduced by 50%, and you must withdraw, transfer or exchange into another financial instrument the Partial Buyout Option Transaction Amount. In the future, the amount of lifetime income guaranteed by the GMIB (or guaranteed withdrawals if converted to the GWBL) would be less than if you had not accepted the offer. Also, if a death benefit is payable in the future, the amount payable will likely be less than if you had not accepted the offer. Accordingly, it is important for you to carefully consider whether the reduced Guaranteed Benefits and standard death benefit are sufficient for your needs.

The Special Credit Amount may be taxable to you when withdrawn, transferred or exchanged. In addition, any withdrawal, transfer or exchange in connection with the offer may result in income taxes or other consequences, including but not limited to, a 10% federal income tax penalty and negative market value adjustment and if transferred to another investment product could result in a new withdrawal charge period, loss of tax deferral, higher fees, inclusion in a mandatory fee based program, different investment choices, and different or no death benefit, income and withdrawal guarantees and annuity payout options. If you are considering exchanging the Special Credit Amount (which is included in the Partial Buyout Option Transaction Amount) into another contract (including a New Contract), you may wish to consult your tax advisor about the tax consequences of receiving the Special Credit Amount and executing a full or partial 1035 exchange.

When you purchased your contract you made a determination that each Guaranteed Benefit you elected was important to you based on your personal circumstances at that time. The availability of the standard death benefit might have also been important. When considering this offer, you should consider whether you no longer need or want some or all of the guarantees provided by your GMIB, GMDB, EEB and the standard death benefit, given your personal circumstances today and your future needs because if you accept our offer, you are giving up or significantly reducing your income and death benefits. You should consider your specific circumstances, including your specific account values (with and without the offer), your GMIB and GMDB benefit bases, prior withdrawals during this contract year (increasing the potential for withdrawal charges in the future), future withdrawal charges (if applicable), and the following factors:

•	How long you intend to keep your contract.

•	Whether, given your current state of health, you believe you are likely to live to enjoy the income provided by the GMIB.

•	Whether, given your current state of health, you believe you are likely to provide a death benefit to your beneficiaries.

•	Whether it is important for you to leave a guaranteed minimum death benefit from your contract to your beneficiaries.

•

Whether the Special Credit Amount available through the offer is more important to you than the current value of your Guaranteed Benefits and the availability of the standard death benefit (if you are considering accepting the Full Buyout Option) or the reduced value of your Guaranteed Benefits and the standard death benefit (if you are considering accepting the Partial Buyout Option).

•

Whether you believe that your account value, with the increase provided by the Full Buyout Option of the offer, may increase (through market gains) relative to how the GMIB and GMDB benefit bases may increase such that the GMIB and GMDB may become less valuable to you over time.

•

Whether you believe that your account value, with the increase provided by the Full Buyout Option of the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMIB and GMDB benefit bases would have increased such that the value of having the GMIB and GMDB may become more valuable to you and your beneficiaries over time.

•

Whether you believe that your remaining account value, along with the subsequent investment in another financial instrument of the Partial Buyout Option Transaction Amount, may increase (through market gains and/or other means) relative to how the GMIB and GMDB benefit bases may increase such that the GMIB and GMDB may become less valuable to you over time.

•

Whether you believe that your remaining contract account value, along with the subsequent investment in another financial instrument of the Partial Buyout Option Transfer Amount, may decline (through market losses and/or other means), stay the same, or increase slowly relative to how the GMIB and GMDB benefit bases would have increased such that the value of having the GMIB and GMDB may become more valuable to you and your beneficiaries over time.

•	Whether your need for income (or withdrawals) from this contract is more than you could withdraw without disproportionately reducing each applicable benefit base.

•

Whether, if you accept the Partial Buyout Option, your future need for income (or withdrawals) from this contract is more than you could withdraw without disproportionately reducing each applicable reduced benefit base.

•

Whether you will need any subsequent withdrawals, transfers, exchanges or annuity payments from your current contract or any other contract you choose to exchange into such that the partial 1035 exchange requirements affect any such transactions.

•

Whether you will have a need for withdrawals after accepting the offer since any withdrawal, transfer or exchange in connection with the offer will be considered a withdrawal of contributions and will likely eliminate the current year and reduce the future years free withdrawal amount.

You should assess your own situation to decide whether to accept the offer. Once terminated, the GMIB, GMDB, EEB and the standard death benefit cannot be reinstated. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your named beneficiaries, and your financial professional and other advisors. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future account value, including whether investment options under your contract will experience market gains or losses. In addition to all of the things you and your financial professional and advisors consider, please also consider the following two questions:

1.	Do you still need 100% of the guaranteed lifetime income provided by the GMIB (or guaranteed withdrawals if you have the right to convert to a GWBL)? If you do, and after consultation with your named beneficiaries, financial professional and other advisors you conclude there are no other alternatives that fulfill your needs, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed lifetime income provided by the GMIB (or guaranteed withdrawals if you have the right to add a GWBL) is not important (or there is an alternative or other income product that fulfills your needs), then you may want to consider the offer and decide if one of the options is appropriate for you.

2.	Do you still need 100% of the guaranteed death benefit? If you do, and after consultation with your named beneficiaries, financial professional and other advisors you conclude there are no other alternatives that fulfill your needs, then the offer is most likely not appropriate for you. If, on the other hand, your circumstances have changed and 100% of the guaranteed death benefit is not important (or there is an alternative or other death benefit that fulfills your needs), then you may want to consider the offer and decide if one of the options is appropriate for you.

For most contract owners who accept the offer, the Special Credit Amount will be (1) less than the difference between the projected GMIB and GMDB benefit bases (or 50% of the projected benefit bases if the Partial Buyout Option is elected) and the account value (or 50% of the account value if the Partial Buyout Option is elected), (2) less than the contract reserves and (3) less than the benefit amounts given up or reduced.

If you accept the offer and elect the Full Buyout Option, any investment option restrictions or asset allocation requirements associated with the terminated Guaranteed Benefits will no longer be applicable.

If you accept the offer and elect the Partial Buyout Option, the amount withdrawn, transferred or exchanged pursuant to the offer will not cause your GMIB no lapse guarantee to terminate even if that amount causes your total contract year withdrawals to exceed your annual withdrawal amount. Subsequent withdrawals could cause your GMIB to lapse.

Most contracts receiving this offer are no longer accepting contributions. As a result, if you accept the Partial Buyout Option you will generally not be able to increase your “reduced” benefit bases or the standard death benefit through contributions to your contract in the future.

There may be circumstances where the Special Credit Amount is not much larger than the sum of the pro rata portion of each applicable GMIB, GMDB and EEB charge. For example, this could happen if the Special Credit Amount is based on the applicable GMIB, GMDB and EEB fee rates and it has been several months since your last contract date anniversary. In these situations you may conclude the offer isn’t appropriate for your needs.

How do I accept this offer?

To accept this offer, you may login to your account at www.us.axa.com. You may also accept this offer by completing the acceptance form included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960. You cannot accept the offer before the date specified in your offer letter. We must receive your acceptance of this offer no later than the date specified in your offer letter.

REMEMBER: If you accept this offer, the Special Credit Amount will likely be different (more or less) than the amount in the letter, since the Special Credit Amount will be determined on the Transaction Date using values from the Valuation Date.

•

If you accept this offer and elect the Full Buyout Option, the Special Credit Amount will be added on the business day we receive your acceptance in good order according to your investment allocation instructions on file with us.

•

If you accept this offer and elect the Partial Buyout Option, the Special Credit Amount will be added on the business day we receive your acceptance and all other necessary paperwork in good order including, but not limited to, transfer instructions and required documents, exchange instructions and required documents, or routing information, and then immediately withdrawn, transferred or exchanged as part of the Partial Buyout Option Transaction Amount according to your instructions.

We will not process your acceptance of the offer until all applicable requirements are satisfied. Additional requirements apply if you elect the Partial Buyout Option (including, but not limited to, transfer instructions and required documents, exchange instructions and required documents, and routing information). Transactions requested but not completed due to your failure to provide sufficient information, or for any other reason beyond our control, will not be eligible for the offer.

What are my options after I accept this offer?

If you accept the offer and elect the Full Buyout Option, you may choose to remain invested in your current contract, or if you do not want to remain invested in your contract without the Guaranteed Benefits and standard death benefit, you may, free of any withdrawal charges for up to 30 days after the expiration date shown in your offer letter:

(i)	terminate your contract and receive the account value which includes the Special Credit Amount we add to your contract;

(ii)	transfer all or part of your account value to another investment product;

(iii)	exchange your contract for another annuity contract issued by an insurance company of your choice; or

(iv)	exchange your contract for a New Contract. (See Appendix II to this supplement for a comparison of some of the important features of your current contract and the New Contracts.) If you are considering exchanging your current contract for a New Contract and would like a copy of a prospectus, contact your financial professional. Before making a decision to purchase a New Contract, you should read the prospectus and carefully consider the features, benefits, risks, charges and expenses. We cannot recommend a course of action for you. Your financial professional will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms. See also “How can I evaluate this offer?”

The offer to exchange your contract is distinct from our offer to increase your account value in return for terminating your GMIB, GMDB, EEB and the availability of the standard death benefit. You can accept the Full Buyout Option and reject our offer to exchange your contract. However, our offer to exchange your entire contract is not available unless you accept our offer to increase your account value in return for terminating your benefits.

If you elect the Full Buyout Option, a withdrawal charge will not apply to any full or partial withdrawal, transfer or exchange made no later than 30 days after the expiration date shown in your offer letter. Amounts withdrawn during this period will be considered withdrawals of contributions (to the extent any contributions remain subject to withdrawal charges) for purpose of calculating any applicable future withdrawal charges after this period and will likely eliminate for the current year and reduce in future years the free withdrawal amount. If we receive your request for a full surrender, transfer or exchange on the same business day we receive your acceptance of the Full Buyout Option, we will process that request the same day as your acceptance of the offer and withdrawal charges will not apply.

If you elect the Partial Buyout Option, a withdrawal charge will not apply to the withdrawal, transfer or exchange of the Partial Buyout Option Transaction Amount that must be taken from your contract. It will, however, be considered a withdrawal of contributions (to the extent any contributions remain subject to withdrawal charges) for purposes of calculating future withdrawal charges and will likely eliminate for the current year and reduce in future years the free withdrawal amount. A withdrawal charge, if applicable, will apply to any subsequent withdrawal, transfer or exchange from your contract. Moreover, the requirements for a partial 1035 exchange may affect the tax treatment of the transaction if you take subsequent withdrawals within 180 days of the exchange transaction either from your current contract or any new contract the Partial Buyout Option Transaction Amount is directed into. You should consult with your tax advisor prior to accepting this offer and also before executing any such subsequent transactions. You will continue to have all of the rights and benefits under your contract. However, our offer for you to exchange into a New Contract is only applicable to the Partial Buyout Option Transaction Amount. See “How do I evaluate this offer?” for additional information concerning the withdrawal of the Partial Buyout Option Transaction Amount.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment will terminate if you accept either option. Systematic withdrawals will terminate if you elect the Partial Buyout Option but will continue if you elect the Full Buyout Option and retain your contract. Payments under the automatic required minimum distribution service will not be affected if you accept this offer. If you wish to re-enroll in automated withdrawal services, call us at 1-800-789-7771.

What are the tax implications of accepting the offer?

The tax implications of accepting the offer could vary depending on the type of contract you own, your age and other factors relating to your personal situation, and which option offer you accept. You should discuss with your tax advisor whether it makes sense for you to accept either option of the offer.

If you accept either option, the Special Credit Amount added to your account value would be treated as contract earnings for tax purposes. Therefore, we believe that like other earnings, there will be no tax consequences unless and until you take a withdrawal from, or surrender your contract. A withdrawal from or surrender of your contract may be taxable to you. An additional 10% federal income tax penalty may also apply if you are under age 59½.

Please note that if you accept the Partial Buyout Option, the Partial Buyout Option Transaction Amount cannot remain invested in your contract. If your contract is nonqualified and the transfer is to a financial instrument which is not another nonqualified deferred annuity contract (for example, if you asked us to transfer amounts to your brokerage account so you could buy mutual funds), it is treated just like a cash withdrawal. If the amount is exchanged to another nonqualified deferred annuity contract, whether issued by AXA Equitable or another insurance company, the transaction could qualify as a tax-deferred “partial 1035 exchange”. Part of your tax basis would stay with your contract and part would be allocated to the other nonqualified deferred annuity contract. You should discuss with your tax advisor the requirements for a partial 1035 exchange, particularly that withdrawing amounts from either the original contract or the new contract within 180 days of the exchange transaction could make the transaction taxable and reportable on your own tax return. To the extent that an amount is characterized as outside the contract, it would be fully taxable and not be eligible for a partial 1035 exchange in the case of a nonqualified contract.

If your contract is an IRA and the transfer is to a financial instrument which is not another IRA of the same type (for example, if you asked us to transfer amounts to your brokerage account so you could buy nonqualified mutual funds), it is treated just like a cash withdrawal. If it is a direct transfer to another IRA of the same type, AXA Equitable is not required to report on Form 1099-R if you request us to directly transfer any part of your contract’s account value directly to another IRA of the same type in a tax-free transfer. To the extent that an amount is characterized as outside the contract, it would be fully taxable and it would not be eligible for a direct transfer, or if received in cash, could not be rolled over to an eligible retirement plan.

More information about this offer

If you accept this offer and elect the Full Buyout Option, you will receive an endorsement to your contract that terminates your GMIB, GMDB, EEB, and replaces your standard death benefit with the return of account value death benefit. If you accept this offer and elect the Partial Buyout Option, you will receive an endorsement to your contract that reduces your GMIB, GMDB, EEB and the standard death benefit by 50%. Under the Partial Buyout Option, your contributions in the contract will be reduced by the dollar amount of the Special Credit Amount plus 50% of your account value on the Valuation Date, any remaining dollar-for-dollar withdrawal amount for your Guaranteed Benefits for that contract year will be reduced by 50%, any remaining free withdrawal amount for that contract year will be reduced or eliminated and the free withdrawal amount and dollar-for-dollar withdrawal amount will be reduced in future years.

You will not incur any new fees or charges as a result of accepting this offer although accepting the offer includes paying a pro rata portion of any applicable GMIB, GMDB and EEB charge on the Transaction Date. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

The Special Credit Amount is not a contribution and is not subject to any credits that may apply if you have an Accumulator® PlusSM contract. Therefore, you will not receive any such credit if you accept this offer. The Company will not recover the amount of any credits under an Accumulator® PlusSM contract if a withdrawal, transfer or exchange is made in connection with the offer.

If you elect the Partial Buyout Option, you must also provide instructions concerning the Partial Buyout Option Transaction Amount which may include, depending on whether you are withdrawing, transferring or exchanging, routing instructions, transfer instructions and exchange instructions. If any such information is incomplete or incorrect, your acceptance of the offer will not be considered received in good order.

Although we do not directly compensate your financial professional based on your acceptance of this offer, your financial professional may receive payments of varying amounts that may provide an incentive in recommending (1) whether or not you should accept this offer and (2) which option to elect. For example, if you accept the Full Buyout Option and choose to remain invested in your contract, the total dollar amount of any ongoing annual compensation to your financial professional and his or her firm may increase because your account value increased. Or, if you accept the Full Buyout Option and then transfer or exchange this contract for another financial instrument (including a New Contract) or surrender and purchase another investment product, your financial professional may receive compensation upon completion of that transfer, exchange or purchase. Likewise, if you accept the Partial Buyout Option and transfer or exchange the Partial Buyout Option Transaction Amount into another financial instrument (including a New Contract) or surrender and purchase another investment product, your financial professional may receive compensation upon completion of that transfer, exchange or purchase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

The offer may vary for certain contracts and in certain states and may not be available for all contracts, in all states, at all times or through all financial intermediaries. We may suspend, modify, or terminate the offer at any time. In the future, we may make new, additional or modified offers in connection with these benefits with different terms that may be more or less favorable than the terms described herein. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group. If you accept the offer and elect the Full Buyout Option upon termination of your GMIB, GMDB, EEB and the availability of the standard death benefit, you will not be eligible for any future offers related to those type of guaranteed benefits even if such future offer would have included a greater offer amount or different payment or incentive. You may currently be receiving this offer as part of a group of remaining contract owners who did not accept a prior offer which may have been more favorable to you.

Appendix I

Guaranteed Benefits and Standard Death Benefit Information

Guaranteed minimum death benefit base and Guaranteed minimum income benefit base

The Guaranteed minimum death benefit base and the Guaranteed minimum income benefit base (hereinafter, in this section called your “benefit base”) is used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum death benefit” below.

Standard death benefit. Your benefit base is equal to:

•

your initial contribution and any additional contributions to the contract; less a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6 1/2% (6%, 5%, or 4%, if applicable) Roll-Up to age 85 (used for the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit , the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” and the section entitled “Charges and expenses” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

6 1/2% (6%, 5%, or 4%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM contracts only). Certain versions of the contracts also exclude amounts allocated to the EQ/Intermediate Government Bond variable investment option; the effective annual rate may be 4% in some states. Please see “State contract availability and/or variations of certain features and benefits” in your Prospectus to see what applies in your state; and

•

3% (2%, if applicable) with respect to the EQ/Money Market variable investment option (certain versions of the contracts also include the EQ/Intermediate Government Bond variable investment option), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Please see “Our administrative procedures for calculating your Roll-Up benefit base following a transfer” in your Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6 1/2%) and investment options with a lower Roll-Up rate (2-3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND for the Guaranteed minimum income benefit). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

-or-

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Greater of 6 1/2% (6%, 5%, or 4%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit AND the Guaranteed minimum income benefit. Your benefit base is equal to the greater of the benefit base computed for the 6 1/2% (6%, 5%, or 4%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges to not apply to Accumulator® Select contracts.

Guaranteed minimum income benefit and the Roll-up benefit base reset

You will be eligible to reset your Guaranteed minimum income benefit Roll-Up benefit base on any contract date anniversary until the contract date anniversary following age 75 (or age 80 for certain contracts), if your contract has an annual reset. If your contract has a five year reset, you may reset the Roll-up benefit base to equal the account value on any 5th or later contract date anniversary, until the contract date anniversary following age 75. If you elected the Guaranteed minimum income benefit without the Greater of 6 1/2% (or 6% if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, you may reset its Roll-Up benefit base on each contract date anniversary until the contract date anniversary following age 75 AND your investment option choices will be limited to the guaranteed interest option, the account for special dollar cost averaging (for Accumulator® and Accumulator® EliteSM contracts) or the account for special money market dollar cost averaging (for Accumulator® PlusSM and Accumulator® SelectSM contracts) and the permitted variable investment options. See “What are your investment options under the contract?” in your Prospectus. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The Roll-Up continues to age 85 on any reset benefit base.

If you elected both the Guaranteed minimum income benefit AND the Greater of the 6 1/2% (or 6%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the “Greater of enhanced death benefit”), you will be eligible to reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until the contract date anniversary following age 75, and your investment options will not be restricted. If you elected both options, they are not available with different Roll-Up benefit bases: each option must include either the 6 1/2% Roll-Up or 6% Roll-Up benefit base. We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to request a reset. At any time, you may choose one of the three available reset methods: one-time reset option, automatic annual reset program or automatic customized reset program.

It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. For certain contracts, this may not be later than the contract date anniversary following age 85. See “Exercise rules” under “Guaranteed minimum income benefit” in your Prospectus for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See “Charges and expenses” in your Prospectus.

Guaranteed minimum death benefit

Your contract provides a standard death benefit. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elected one of the enhanced death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See “Payment of death benefit” in your Prospectus for more information.

If you elected one of the enhanced death benefits and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” in your Prospectus for more information.

Earnings enhancement benefit (or Protection PlusSM)

The Earnings enhancement benefit provides an additional death benefit. If you elected the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” in your Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

decreased by:

(iii)	total net contributions.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

decreased by:

(iii)	total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × 0.40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Payment of death benefit” in your Prospectus for more information.

Appendix II

Exchange Offer Program

If you are considering purchasing a New Contract you should contact your financial professional, who will be able to explain the features of the New Contract, and provide you with the proper forms and application necessary to complete the transaction. New Contracts can only be purchased through a broker-dealer and are not available in all states or through all broker-dealer firms.

AXA Equitable will permit owners of the contracts included in this offer to exchange their existing contract or Partial Buyout Option Transaction Amount at net asset value for a New Contract. If you accept the Full Buyout Option, this exchange offer program is available if you accept our offer and exchange your existing contract for a New Contract no later than 30 days after the expiration date shown in your offer letter. If you accept the Partial Buyout Option, this exchange offer program is only available for the Partial Buyout Option Transaction Amount. If you are considering exchanging your current contract or Partial Buyout Option Transaction Amount for a New Contract and would like a copy of the prospectus for the New Contract, contact your financial professional.

Under this exchange offer program, the surrender of your existing contract or Partial Buyout Option Transaction Amount will not trigger a withdrawal charge. The account value attributable to your existing contract or Partial Buyout Option Transaction Amount would not be subject to any withdrawal charge under the New Contract (but would be subject to all other charges and fees under the New Contract). You should carefully consider whether an exchange is appropriate for you by comparing the features and benefits provided by your existing contract to the benefits and features provided by the New Contracts and other investment products. The New Contracts do not provide the same guaranteed benefits, including the guaranteed lifetime income provided by the GMIB, that your contract provides. You should also compare the fees and charges of your existing contract to the fees and charges of the New Contract, which may be higher than the fees and charges under your existing contract and other investment products available to you. The purchase of a Structured Capital Strategies® Series ADV contract or an Investment Edge® ADV contract can only be purchased through an account established under a fee-based program offered by a registered investment adviser. The fees and charges of the fee-based program are separate from and in addition to the fees and charges of the New Contract and generally provide for various advisory and other services.

The following chart provides a summary comparison of some of the important features of your existing contract and the New Contracts. You should not rely solely on this chart in examining the differences between your existing contract and the New Contracts. There may be other differences important for you to consider prior to purchasing a New Contract. You should read your Prospectus and other information related to your existing contract and the prospectus for the New Contract prior to requesting an exchange to a New Contract. If you would like a prospectus for a New Contract contact your financial professional. Please note, this chart does not create or modify any existing rights or benefits, all of which are only established by your existing contract.

Comparison of your existing contract and the New Contracts

	Existing Contracts		New Contracts*

Existing Contracts prior to
accepting offer and after
accepting the Partial
Buyout Option for:
Accumulator® (Series ’04
through 8.0)
Accumulator®,
Accumulator® PlusSM,
Accumulator® EliteSM, and
Accumulator® SelectSM
Series[1]

		Existing Contracts after accepting the Full Buyout Option for: Accumulator® (Series ’04 through 8.0) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Structured Capital Strategies® Series C Contract[2]	Structured Capital Strategies® Series ADV Contract[2]	Investment Edge® 15.0 Investment Edge® Select Contract[3]	Investment Edge® 15.0 Investment Edge® ADV Contract[3]
Annual Administrative Charge	$0 – $30[4]	$0 – $30[4]	None	None	$0 – $50[5]	None
Total Separate Account Annual Expenses	1.25% – 1.70%	1.25% – 1.70%	1.65%	0.65%	1.25%	0.30%
Maximum Withdrawal Charge	0% – 8%	0% – 8%	N/A	N/A	N/A	N/A
Guaranteed Minimum Income Benefit Charge[6]	0.65% – 1.30%	N/A	N/A	N/A	N/A	N/A
Guaranteed Minimum Death Benefit charge	0% – 1.15%	N/A	N/A	N/A	0.6% – 40%[7]	0.6% – 40%[7]
Earning Enhancement Benefit Charge	0.35% (Only applicable to Accumulator® Series ‘06/’06.5, ‘07/’07.5 and 8.0 contracts)	N/A	N/A	N/A	N/A	N/A
Protection PlusSM Benefit Charge	0.35% (Only applicable to Accumulator® Series ’04 contracts)	N/A	N/A	N/A	N/A	N/A
Choice Cost[8]	N/A	N/A	3% or 5%	3% or 5%	N/A	N/A
Standard Death Benefit

The greater of: (i) your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment; and (ii) your total contributions, adjusted for withdrawals (and any associated withdrawal charges, if applicable).

		Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.	Your account value as of the date we receive satisfactory proof of death, any required instructions for the method of payment, and all information and forms necessary to effect payment.
Variable Investment Options[9]	37	37	3	3	134	134
Structured Investment Options[10]	N/A	N/A	21	21	N/A	N/A
Lifetime minimum guaranteed interest rate in the guaranteed interest option	1% – 3%	1% – 3%	N/A	N/A	N/A	N/A
Fixed Maturity Options[11]	Yes	Yes	No	No	No	No

	Existing Contracts		New Contracts*

Existing Contracts prior to
accepting offer and after
accepting the Partial
Buyout Option for:
Accumulator® (Series ’04
through 8.0)
Accumulator®,
Accumulator® PlusSM,
Accumulator® EliteSM, and
Accumulator® SelectSM
Series[1]

		Existing Contracts after accepting the Full Buyout Option for: Accumulator® (Series ’04 through 8.0) Accumulator®, Accumulator® PlusSM, Accumulator® EliteSM, and Accumulator® SelectSM Series[1]	Structured Capital Strategies® Series C Contract[2]	Structured Capital Strategies® Series ADV Contract[2]	Investment Edge® 15.0 Investment Edge® Select Contract[3]	Investment Edge® 15.0 Investment Edge® ADV Contract[3]
Annual Fund Facilitation Fee	No	No	No	No	Maximum charge: 0.70% Current charge[12]: 0.00%	Maximum charge: 0.70% Current charge[12]: 0.00%
Mandatory Fee Based Program	No	No	No	Yes[13]	No	Yes[13]
Loan Features (If your employer’s plan permits)	Yes - Applicable to Accumulator® Series ‘04 through 8.0 contracts	Yes - Applicable to Accumulator® Series ‘04 through 8.0 contracts	No	No	No	No
Subsequent Contributions	No14	No14	Yes	Yes	Yes	Yes

*	A New Contract may not be available in all states. Please speak with your financial professional or our customer service representative for further information.
1

The Accumulator® Series Prospectus offers a variable deferred annuity contract to accumulate value on a tax deferred basis by investing in one or more investment options, including variable and fixed investment options. For more information, please refer to the Accumulator® Series Prospectus.

2

The Structured Capital Strategies® Prospectus offers a variable and indexed-deferred annuity contract to accumulate value on a tax deferred basis by investing in variable investments options and/or structured investment options. Structured investment options provide performance tied to the performance of a securities or commodities indexed for a set period of time. Please note that if you exchange into a Structured Capital Strategies® Series ADV contract there are fees and expenses of a fee-based program that are separate from and in addition to the fees and expenses of the contract, including other conditions related to brokerage services. For more information, please refer to the Structured Capital Strategies® Prospectus.

3

The Investment Edge® and Investment Edge® 15.0 Prospectuses offer variable deferred annuity contracts to accumulate value on a tax deferred basis by investing in one or more variable investment options and provide a number of payout options. The Investment Edge® 15.0 Prospectus also provides a death benefit protection option. Please note that if you exchange into either Investment Edge® ADV contract there are fees and expenses of a fee-based program that are separate from and in addition to the fees and expenses of the contract, including other conditions related to brokerage services. For more information, please refer to the Investment Edge® and/or Investment Edge® 15.0 Prospectus.

4	The charge, if applicable, is $30 for each contract year. If the contract is surrendered or annuitized, or a death benefit is paid on any date other than a contract anniversary, we will deduct a pro rata portion of the annual administrative charge for that year.
5	Beginning with your first contract date anniversary, we will deduct a charge of $50 on any contract date anniversary on which your account value is less than $50,000. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. Otherwise, we will deduct the full charge. This charge will no longer apply to NQ contracts following election of an Income Edge payment program, even if your account value falls below $50,000.
6

Not all guaranteed benefits may be currently available to you since certain guaranteed benefits had to be elected at issue of the contract and/or are not available in combination with other elected guaranteed benefits. Please refer to your Accumulator® Series Prospectus for more information.

7

The charge, if applicable, is calculated daily as a percentage of your net amount at risk and deducted annually on each contract date anniversary for which the benefit is in effect. If on any date other than the contract date anniversary your contract is surrendered or annuitized, Income Edge® is elected and becomes effective, a death benefit is paid, or the death benefit is terminated, we will deduct the cumulative accrued charge for that year from your account value.

8

Choice cost is a charge which is only applicable if a contract owner elects to invest in Choice Segments under the Structured Capital Strategies® contract. Subject to certain conditions, Choice cost is equal to 3% or 5% for a Choice Segment to the corresponding 3-year or 5-year segment duration that you elect. For more information on Choice costs, please refer to the Structured Capital Strategies® Prospectus. If a withdrawal is taken from a Segment prior to the Segment Maturity Date the Segment Investment and Segment Interim Value will be adjusted.

9	The number of investment options available under a particular contract is subject to change. Please refer to your Prospectus for more information on investment options available under your contract.

10

The Structured Investment Option permits you to invest in one or more Segments, each of which provides performance tied to the performance of an index such as the S&P 500 Price Return Index (the “Index”), for a set period of time. The Structured Investment Option does not involve an investment in any underlying portfolio. Instead, it is an obligation of AXA Equitable. Unlike an index fund, the Structured Investment Option provides a return at maturity designed to provide protection against certain decreases in the Index in exchange for a limitation on participation in certain increases in the Index. The extent of the downside protection at maturity ranges from the first 10%, 20%, or 30% of loss. This means that you could lose up to 70% of your principal with a -30% Segment Buffer, up to 80% of your principal with a -20% Segment Buffer and up to 90% of your principal with a -10% Segment Buffer. See the Structured Capital Strategies® Prospectus for more information.

11	Fixed Maturity Options offer a fixed rate of interest if held to maturity. Fixed Maturity Options generally have maturity dates that range from one to ten years. Withdrawals or transfers from a Fixed Maturity Option prior to maturity may be subject to a market value adjustment, which may increase or decrease the account value. See “fixed maturity options” in your Prospectus for more information. This feature is not available in all contracts or in all states.
12	Currently, we do not charge this fee for any variable investment option Investment Edge 15.0 offers.
13	The fees and expenses of a fee-based program are separate from and in addition to the fees and expenses of the annuity contract. You should consult with your program sponsor for more details about your particular fee-based arrangement.
14	Subject to certain state variations.

For current offer amounts, you can login to your account by visiting www.us.axa.com or call us at the number listed below.

If you have any questions about this offer or would like a copy of the current Prospectus for your contract, contact your financial professional or call us directly at 1-866-638-0550.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)    The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
                Company and Separate Account No. 49 are included in the
                Statements of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Board of Directors Resolutions.

                Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, incorporated by reference to Exhibit 1 to the Registrations Statement on
                Form N-4 (File No. 333-05593), filed June 10, 1996.

         2.     Custodial Agreements. Not Applicable.

         3.     Underwriting Contracts.

                (a)       Distribution Agreement, dated as of January 1, 1998
                          by and between The Equitable Life Assurance Society
                          of the United States for itself and as depositor on
                          behalf of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein by
                          reference to the Registration Statement filed on Form
                          N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i)    First Amendment dated as of January 1, 2001 to the
                          Distribution Agreement dated as of January 1, 1998
                          between The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf
                          of the Equitable Life separate accounts and Equitable
                          Distributors, Inc., incorporated herein by reference
                          to the Registration Statement filed on Form N-4 (File
                          No. 333-127445) filed on August 11, 2005.

                (a)(ii)   Second Amendment dated as of January 1, 2012 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and AXA
                          Distributors LLC incorporated herein by reference to
                          the Registration Statement filed on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                (b)       Distribution Agreement for services by The Equitable
                          Life Assurance Society of the United States to AXA
                          Network, LLC and its subsidiaries dated January 1,
                          2000 incorporated herein by reference to exhibit 3(d)
                          to the Registration Statement on Form N-4 (File
                          No. 333-31131) filed on April 19, 2001.

                (c)       Transition Agreement for services by AXA Network, LLC
                          and its subsidiaries to The Equitable Life Assurance
                          Society of the United States dated January 1, 2000
                          incorporated herein by reference to exhibit 3(e) to
                          the Registration Statement on N-4 (File
                          No. 333-31131) filed on April 19, 2001.

                (d)       General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, previously filed with Registration
                          Statement (File No. 2-30070) on April 19, 2004, and
                          incorporated herein by reference.

                (d)(i)    First Amendment dated as of January 1, 2003 to
                          General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                                      C-1

                (d)(ii)   Second Amendment dated as of January 1, 2004 to
                          General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No.333-05593) filed on April 24, 2012.

                (d)(iii)  Third Amendment dated as of July 19, 2004 to General
                          Agent Sales Agreement dated as of January 1, 2000 by
                          and between The Equitable Life Assurance Society of
                          the United States and AXA Network, LLC and its
                          subsidiaries incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (d)(iv)   Fourth Amendment dated as of November 1, 2004 to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between The Equitable Life Assurance
                          Society of the United States and AXA Network, LLC and
                          its subsidiaries incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (d)(v)    Fifth Amendment dated as of November 1, 2006, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between The Equitable Life Assurance
                          Society of the United States and AXA Network, LLC and
                          its subsidiaries incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-05593), filed on April 24, 2012.

                (d)(vi)   Sixth Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 333-05593), filed on April 24, 2012.

                (d)(vii)  Seventh Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 2-30070) to Exhibit 3(r), filed on
                          April 20, 2009.

                (d)(viii) Eighth Amendment dated as of November 1, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 2-30070) to Exhibit 3(s), filed on
                          April 20, 2009.

                (d)(ix)   Ninth Amendment dated as of November 1, 2011 to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Life Insurance Company
                          (formerly known as The Equitable Life Assurance
                          Society of the United States) and AXA Network, LLC
                          and its subsidiaries incorporated herein by reference
                          to the Registration Statement filed on Form N-4 (File
                          No. 333-05593) filed on April 24, 2012.

                (d)(x)    Tenth Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of January 1,
                          2000, by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xi)   Eleventh Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of January 1,
                          2000, by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xii)  Twelfth Amendment dated as of November 1, 2013, to
                          General Agent Sales Agreement dated as of January 1,
                          2000, by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 333-178750) filed on October 16, 2014.

                (d)(xiii) Thirteenth Amendment dated as of October 1, 2014 to
                          General Agent Sales Agreement dated as of January 1,
                          2000, by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to the Registration Statement on
                          Form N-4 (File No. 333-202147), filed on September 9,
                          2015.

                                      C-2

                (e)       Form of Brokerage General Agent Sales Agreement with
                          Schedule and Amendment to Brokerage General Agent
                          Sales Agreement among [Brokerage General Agent] and
                          AXA Distributors, LLC, AXA Distributors Insurance
                          Agency, LLC, AXA Distributors Insurance Agency of
                          Alabama, LLC, and AXA Distributors Insurance Agency
                          of Massachusetts, LLC, incorporated herein by
                          reference to Exhibit No. 3.(i) to Registration
                          Statement (File No. 333-05593) on Form N-4, filed on
                          April 20, 2005.

                (f)       Form of Wholesale Broker-Dealer Supervisory and Sales
                          Agreement among [Broker-Dealer] and AXA Distributors,
                          LLC, incorporated herein by reference to Exhibit
                          No. 3.(j) to Registration Statement (File
                          No. 333-05593) on Form N-4, filed on April 20, 2005.

                                      C-3

         4.     Contracts. (Including Riders and Endorsements)

                (a)       Form of group annuity contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to
                          the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (b)       Forms of group annuity certificate nos. 94ICA and
                          94ICB, incorporated herein by reference to Exhibit
                          4(b) to the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (c)       Forms of Endorsement nos. 94ENIRAI, 94ENNQI and
                          94ENMVAI to contract no. 1050-94IC and data pages
                          nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by
                          reference to Exhibit 4(c) to the Registration
                          Statement on Form N-4 (File No. 33-83750), filed
                          February 27, 1998.

                (d)       Form of Endorsement no. 95ENLCAI to contract no.
                          1050-94IC and data pages no. 94ICA/BLCA, incorporated
                          herein by reference to Exhibit 4(e) to the
                          Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                                      C-4

                (e)       Form of Data Pages for Equitable Accumulator Elite
                          (NQ) previously filed with this Registration
                          Statement (file No. 333-60730), on Form N-4, May 11,
                          2001.

                (f)       Form of Endorsement No. 98ENJONQI to Contract Form
                          No. 1050-941C and the Certificates under the
                          Contract, incorporated herein by reference to Exhibit
                          4(g) to the Registration Statement on Form N-4 (file
                          no. 333-31131) filed on December 31, 1997.

                (g)       Form of Endorsement No. 98ROTH to Contract Form
                          No. 1050-94IC and the Certificate under the Contract,
                          incorporated herein by reference to Exhibit 4(h) to
                          the Registration Statement on Form N-4 (file no.
                          333-31131) filed on December 30, 1997.

                (h)       Form of Custodial Owned Roth Endorsement No. 98COROTH
                          to Contract No. 1050-94IC, incorporated herein by
                          reference to Exhibit 4(i) to the Registration
                          Statement on Form N-4 (file no. 333-31131) filed on
                          May 1, 1998.

                (i)       Form of Defined Benefit Endorsement No. 98ENDBQPI to
                          Contract No. 1050-94IC, incorporated herein by
                          reference to Exhibit 4(j) to the Registration
                          Statement on Form N-4 (file no. 333-31131) filed on
                          May 1, 1998.

                (j)       Form of Endorsement No. 98ENIRAI-IM to Contract
                          No. 1050-94IC and the Certificates under the
                          Contract, incorporated herein by reference to Exhibit
                          4(o) to the Registration Statement on Form N-4 (file
                          no. 333-31131) filed on December 28, 1998.

                (k)       Form of endorsement for Beneficiary Continuation
                          option (Form No. 2000ENIRAI-IM) to be used with IRA
                          certificates incorporated herein by reference to
                          Exhibit 4(q) to the Registration Statement on Form
                          N-4 (file no. 333-31131) filed on April 25, 2000.

                (l)       Form of Endorsement applicable to Roth IRA Contracts,
                          Form No. IMROTHBCO-1 incorporated herein by reference
                          to Exhibit 4(s) to the Registration Statement on Form
                          N-4 (File no. 333-31131) filed on April 25, 2001.

                (m)       Revised Form of Endorsement applicable to IRA
                          Certificates, Form No. 2000ENIRAI-IM incorporated
                          herein by reference to Exhibit 4(t) to the
                          Registration Statement on Form N-4 (File no.
                          333-31131) filed on April 25, 2001.

                (n)       Form of Endorsement applicable to Non-Qualified
                          Certificates, Form No. 99ENNQ-G incorporated herein
                          by reference to Exhibit 4(u) to the Registration
                          Statement on Form N-4 (File no. 333-31131) filed on
                          April 25, 2001.

                (o)       Form of Optional Death Benefit Rider, Form No. 2000
                          PPDB incorporated herein by reference to Exhibit 4(v)
                          to the Registration Statement on Form N-4 (File no.
                          333-31131) filed on April 25, 2001.

                (p)       Form of Amendment to Certificate Form No. 94ICB, Form
                          No. 2000 BENE-G incorporated herein by reference to
                          Exhibit 4(x) to the Registration Statement on Form
                          N-4 (File no. 333-31131) filed on April 25, 2001.

                                      C-5

                (q)       Form of Endorsement (No. 2002 ENJONQ) applicable to
                          Non-Qualified Certificates incorporated herein by
                          reference to Exhibit 4(y) to the Registration
                          Statement on Form N-4 (File no. 333-31131) filed on
                          April 25, 2001.

                (r)       Form of Endorsement, Form No. 2002SDCA applicable to
                          special dollar cost averaging, previously filed with
                          this Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (s)       Form of Data Pages for Equitable Accumulator Elite,
                          Form No. 94ICA/B, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (t)       Form of Data pages, Form No. 94ICA/B, previously
                          filed with this Registration Statement file No.
                          333-60730 on December 20, 2001.

                (u)       Form of Endorsement applicable to Fixed Maturity
                          Options, Form No. 2002FMO, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (v)       Form of Optional Death Benefit Rider, Form
                          No. 2002PPDB, previously filed with this Registration
                          Statement file No. 333-60730 on December 20, 2001.

                (w)       Form of Guaranteed Minimum Income Benefit Rider, Form
                          No. 2002GMIB, previously filed with this Registration
                          Statement file No. 333-60730 on December 20, 2001.

                (x)       Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (y)       Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (z)       Form of Guaranteed Death Benefit Rider, Form
                          No. 2002GMDB-AR, previously filed with this
                          Registration Statement file No. 333-60730 on
                          December 20, 2001.

                (a)(a)    Form of Data Page for Accumulator Elite, Form
                          No. 2002DPElite previously filed with this
                          Registration Statement (File No. 333-60730), on
                          March 8, 2002.

                (b)(b)    Form of Data Pages, Form No. 2002DP incorporated
                          herein by reference to Exhibit 4(j)(j) to the
                          Registration Statement (File No. 333-31131), filed
                          March 8, 2002.

                (c)(c)    Form of Endorsement for Accumulator Form
                          No. 2002EGTRRA incorporated herein by reference to
                          Exhibit 4(k)(k) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (d)(d)    Form of Endorsement applicable to guaranteed interest
                          special dollar cost averaging Form No. 2002SDCA
                          previously filed with this Registration Statement
                          (File No. 333-60730), on March 8, 2002.

                (e)(e)    Form of Endorsement applicable to fixed maturity
                          options, Form No. 2002FMO incorporated herein by
                          reference to Exhibit 4(m)(m) to the Registration
                          Statement File No. 333-31131), filed March 8, 2002.

                (f)(f)    Form of Protection Plus Optional Death Benefit Rider,
                          Form No. 2002PPDB incorporated herein by reference to
                          Exhibit 4(n)(n) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                                      C-6

                (g)(g)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002MDB-6% or AR Rollup incorporated herein by
                          reference to Exhibit 4(o)(o) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (h)(h)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup, incorporated herein by
                          reference to Exhibit 4(p)(p) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (i)(i)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-AR, incorporated herein by reference to
                          Exhibit 4(q)(q) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (j)(j)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMIB-6% Rollup, incorporated herein by
                          reference to Exhibit 4(r)(r) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (k)(k)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMIB, incorporated herein by reference to
                          Exhibit 4(s)(s) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (l)(l)    Form of Endorsement (No. 2002 NQBCO) applicable to
                          non-qualified contract/certificates with beneficiary
                          continuation option, incorporated herein by reference
                          to Exhibit No. 4(a)(c) to the Registration Statement
                          (File No. 333-05593) filed on April 23, 2003.

                (m)(m)    Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), annual ratchet to age 85,
                          incorporated herein by reference to Exhibit
                          No. 4(a)(d) the Registration Statement (File No.
                          333-05593) filed on April 23, 2003.

                (n)(n)    Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), [6%] Rollup to age 85,
                          incorporated herein by reference to Exhibit No.
                          4(a)(e) to the Registration Statement (File
                          No. 333-05593) filed on April 23, 2003.

                (o)(o)    Form of Guaranteed Minimum Death Benefit Rider, (No.
                          2002 GMDB-6% or AR) greater of [6%] Rollup to Age
                          [85] GMDB or Annual Ratchet to age [85] GMDB,
                          incorporated herein by reference to Exhibit No.
                          4(a)(f) to the Registration Statement (File
                          No. 333-05593) filed on April 23, 2003.

                (p)(p)    Form of Guaranteed Minimum Income Benefit Rider (also
                          known as the Living Benefit), (No. 2002 GMIB),
                          incorporated herein by reference to Exhibit
                          No. 4(a)(g) to the Registration Statement (File
                          No. 333-05593) filed on April 23, 2003.

                (q)(q)    Form of Protection Plus Optional Death Benefit Rider
                          (No. 2002 PPDB), incorporated herein by reference to
                          Exhibit No. 4(a)(h) to the Registration Statement
                          (File No. 333-05593) filed on April 23, 2003.

                (r)(r)    Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                          to age [85] GMDB or Annual Ratchet to Age [85] GMDB,
                          incorporated herein by reference to Exhibit 4(a)(i)
                          to the Registration Statement (File No. 333-05593)
                          filed on May 8, 2003.

                (s)(s)    Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85],
                          incorporated herein by reference to Exhibit 4(a)(j)
                          to the Registration Statement (File No. 333-05593)
                          filed on May 8, 2003.

                                      C-7

                (t)(t)    Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB) (also known as the Living
                          Benefit), incorporated herein by reference to Exhibit
                          4(a)(k) to the Registration Statement (File
                          No. 333-05593) filed on May 8, 2003.

                (u)(u)    Form of Protection Plus Optional Death Benefit Rider
                          (No. 2003PPDB), incorporated herein by reference to
                          Exhibit 4(a)(l) to the Registration Statement (File
                          No. 333-05593) filed on May 8, 2003.

                (v)(v)    Form of Enhanced Guaranteed Principal Benefit
                          ("Enhanced GPB") Rider (No. 2003 GPB), incorporated
                          herein by reference to Exhibit 4(a)(m) to the
                          Registration Statement (File No. 333-05593) filed on
                          May 8, 2003.

                (w)(w)    Form of Spousal Protection Rider applicable to
                          [Non-Qualified][Certificate/Contract]s (No. 2003
                          SPPRO), incorporated herein by reference to Exhibit
                          4(a)(n) to the Registration Statement (File
                          No. 333-05593) filed on May 8, 2003.

                (x)(x)    Form of Data Pages (No. 2003 DPTOBCO), incorporated
                          herein by reference to Exhibit 4(a)(o) to the
                          Registration Statement (File No. 333-05593) filed on
                          May 8, 2003.

                (y)(y)    Form of Data Pages (No. 2003DP), incorporated herein
                          by reference to Exhibit 4(a)(p) to the Registration
                          Statement (File No. 333-05593) filed on May 8, 2003.

                (z)(z)    Form of Data Pages (No. 2003DPElite) previously filed
                          with this Registration Statement File No. 333-60730
                          on May 8, 2003.

                (a)(a)(a) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          (No. 2004 GWB-A), incorporated by reference to
                          Exhibit No. 4(a)(r) to Registration Statement File
                          No. 333-05593, filed May 3, 2004.

                (a)(a)(b) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          (No. 2004 GWB-B), incorporated by reference to
                          Exhibit No. 4(a)(s) to Registration Statement File
                          No. 333-05593, filed May 3, 2004.

                (a)(a)(c) Form of Data Pages (2004DGWB dated May 1, 2004), incorporated by reference to Exhibit No. 4(a)(t) to
                          Registration Statement File No. 333-05593, filed
                          May 3, 2004.

                (a)(a)(d) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-A (rev
                          2/05)), incorporated herein by reference to Exhibit
                          4(a)(u) to the Registration Statement (File
                          No. 333-05593) on Form N-4, filed April 20, 2005.

                (a)(a)(e) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-B (rev
                          2/05)), incorporated herein by reference to Exhibit
                          4(a)(v) to the Registration Statement (File
                          No. 333-05593) on Form N-4, filed April 20, 2005.

                (a)(a)(f) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-A1
                          (rev 2/05)), incorporated herein by reference to
                          Exhibit 4(a)(w) to the Registration Statement (File
                          No. 333-05593) on Form N-4, filed April 20, 2005.

                                      C-8

                (a)(a)(g) Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-B1
                          (rev 2/05)), incorporated herein by reference to
                          Exhibit 4(a)(x) to the Registration Statement (File
                          No. 333-05593) on Form N-4, filed April 20, 2005.

                (a)(a)(h) Form of Change of Ownership Endorsement (2004COO),
                          incorporated herein by reference to Exhibit 4(a)(y)
                          to the Registration Statement (File No. 333-05593) on
                          Form N-4, filed April 20, 2005.

                (a)(a)(i) Form of Endorcement Applicable to TSA Contracts
                          (2004TSA), incorporated herein by reference to
                          Exhibit 4(a)(z) to the Registration Statement (File
                          No. 33-05593) on Form N-4, filed April 20, 2005.

                (a)(a)(j) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                          as the Living Benefit) incorporated herein by
                          reference to Exhibit 4.(a)(a)(a) to Registration
                          Statement File No. 333-05593 on Form N-4, filed on
                          October 14, 2005.

                (b)(b)(k) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                          as the Living Benefit) incorporated herein by
                          reference to Exhibit 4.(b)(b)(b) to Registration
                          Statement File No. 333-05593 on Form N-4, filed on
                          October 14, 2005.

                (c)(c)(l) Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                          6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85
                          GMDB) incorporated herein by reference to Exhibit
                          4.(c)(c)(c) to Registration Statement File
                          No. 333-05593 on Form N-4, filed on October 14, 2005.

                (c)(c)(m) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated
                          herein by reference to Exhibit 4.(d)(d)(d) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(n) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-A, incorporated
                          herein by reference to Exhibit 4.(e)(e)(e) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(o) Form of Data Page No. 2006GWB DP, incorporated herein by reference to Exhibit 4.(f)(f)(f) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(p) Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4.(g)(g)(g) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (c)(c)(q) Form of Data Page No. 2006DPTOBCO, incorporated
                          herein by reference to Exhibit 4.(h)(h)(h) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(r) Form of Endorsement No. 2006TSA-GWB, incorporated herein by reference to Exhibit 4.(i)(i)(i) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(s) Form of Endorsement No. 2006CRT, incorporated herein by reference to Exhibit 4.(j)(j)(j) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(t) Form of Endorsement No. 2006FMO, incorporated herein by reference to Exhibit 4.(k)(k)(k) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                                      C-9

                (c)(c)(u) Form of Endorsement No. 2006IRA-ACC, incorporated herein by reference to Exhibit 4.(l)(l)(l) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(v) Form of Endorsement No. 2006IRA-GWB, incorporated herein by reference to Exhibit 4.(m)(m)(m) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(w) Form of Endorsement No. 2006NQ-ACC, incorporated herein by reference to Exhibit 4.(n)(n)(n) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(x) Form of Endorsement No. 2006NQ-GWB, incorporated herein by reference to Exhibit 4.(o)(o)(o) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(y) Form of Endorsement No. 2006QP-ACC, incorporated herein by reference to Exhibit 4.(p)(p)(p) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (c)(c)(z) Form of Endorsement No. 2006QP-GWB, incorporated herein by reference to Exhibit 4.(q)(q)(q) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(b) Form of Endorsement No. 2006ROTH-ACC, incorporated herein by reference to Exhibit 4.(r)(r)(r) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(c) Form of Endorsement No. 2006ROTH-GWB, incorporated herein by reference to Exhibit 4.(s)(s)(s) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(d) Form of Endorsement No. 2006TSA-ACC, incorporated herein by reference to Exhibit 4.(t)(t)(t) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(e) Form of Endorsement No. 2006INHIRA-ACC, incorporated herein by reference to Exhibit 4.(u)(u)(u) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(f) Form of Endorsement No. 2006INHROTH-ACC, incorporated herein by reference to Exhibit 4.(v)(v)(v) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (a)(b)(h) Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4.(x)(x)(x) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(i) Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4.(y)(y)(y) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(j) Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4.(z)(z)(z) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(k) Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4.(a)(a)(b) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(l) Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(c) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                                     C-10

                (a)(b)(m) Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4.(a)(a)(d) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(n) Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4.(a)(a)(e) to the Registration
                          Statement (File No. 333-05593), filed June 14, 2006.

                (a)(b)(o) Form of Data Page No. 2006DPElite, previously filed with this Registration Statement File No. 333-60730,
                          filed June 15, 2006.

                (a)(b)(p) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPElite), filed with this Registration
                          Statement (File No. 333-60730) on May 15, 2007.

                (a)(b)(q) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007DP), incorporated herein by reference to
                          Exhibit 4 (a)(a)(g) to the Registration Statement
                          (File No. 333-05593), filed January 30, 2007.

                (a)(b)(r) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007GWBL DP), incorporated herein by
                          reference to Exhibit 4 (a)(a)(h) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(s) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007DPTOBCO), incorporated herein by
                          reference to Exhibit 4 (a)(a)(i) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(t) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIB), incorporated herein by reference
                          to Exhibit 4 (a)(a)(n) to the Registration Statement
                          (File No. 333-05593), filed January 30, 2007.

                (a)(b)(u) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIBOPR), incorporated herein by
                          reference to Exhibit 4 (a)(a)(o) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(v) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIBOPR-R), incorporated herein by
                          reference to Exhibit 4 (a)(a)(p) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(w) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-GR-6), incorporated herein by
                          reference to Exhibit 4 (a)(a)(q) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(x) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-GR-3), incorporated herein by
                          reference to Exhibit 4 (a)(a)(r) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(y) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDBOPR), incorporated herein by
                          reference to Exhibit 4 (a)(a)(s) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(b)(z) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-AR), incorporated herein by
                          reference to Exhibit 4 (a)(a)(t) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                                     C-11

                (a)(c)(a) Form of Rider for Individual Fixed and Variable
                          Annuity (2006GWB - rev 5-07 ( NQ), incorporated
                          herein by reference to Exhibit 4 (a)(a)(u) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(b) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007DB-ACC), incorporated herein by
                          reference to Exhibit 4 (a)(a)(v) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(c)(c) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007DB-GWB), incorporated herein by
                          reference to Exhibit 4 (a)(a)(w) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(c)(d) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007NQ-ACC), incorporated herein by
                          reference to Exhibit 4 (a)(a)(x) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(c)(e) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007NQ-GWB), incorporated herein by
                          reference to Exhibit 4 (a)(a)(y) to the Registration
                          Statement (File No. 333-05593), filed January 30,
                          2007.

                (a)(c)(f) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006IRA-ACC-rev 5-07), incorporated herein
                          by reference to Exhibit 4 (a)(a)(z) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(g) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006IRA-GWB - rev 5-07), incorporated herein
                          by reference to Exhibit 4 (a)(b)(a) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(h) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006ROTH-ACC - rev 5-07), incorporated
                          herein by reference to Exhibit 4 (a)(b)(b) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(i) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006ROTH-GWB - rev 5-07), incorporated
                          herein by reference to Exhibit 4 (a)(b)(c) to the
                          Registration Statement (File No. 333-05593), filed
                          January 30, 2007.

                (a)(c)(j) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007COO), incorporated herein by reference
                          to Exhibit 4 (a)(b)(e) to the Registration Statement
                          (File No. 333-05593), filed January 30, 2007.

                (a)(c)(k) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007PREDB), incorporated herein by reference
                          to Exhibit 4 (a)(b)(f) to the Registration Statement
                          (File No. 333-05593), filed January 30, 2007.

                (a)(c)(l) Form of Guaranteed Withdrawal Benefit (("GWB")
                          (rev0908)) is incorporated herein by reference to
                          Exhibit 4.(a)(b)(g) to the Registration Statement
                          (File No. 333-05593) filed on October 15, 2007.

                (a)(c)(m) Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208) is
                          incorporated herein by reference to Exhibit
                          4.(a)(b)(h) to the Registration Statement (File
                          No. 333-05593) filed on April 23, 2008.

                                     C-12

                (a)(c)(n) Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein by
                          reference to Exhibit 4 (a) (b) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(o) Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement
                          2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(c)(p) Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(q) Form of Endorsement Applicable to the Right to Add an
                          Optional Guaranteed Withdrawal Benefit for Life
                          ("GWBL") or Guaranteed Minimum Income Benefit
                          ("GMIB") Rider (No. 2008ADOPT), incorporated herein
                          by reference to Exhibit 4 (a)(b)(u) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(r) Form of Guaranteed Minimum Death Benefit Rider
                          w/Optional Reset (GMBD) (No. 2008GMDBOPR),
                          incorporated herein by reference to Exhibit 4
                          (a) (b) (v) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(s) Form of Guaranteed Minimum Death Benefit Rider (GMDB)
                          (No. 2008GMDBSA), incorporated herein by reference to
                          Exhibit 4 (a) (b) (w) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(c)(t) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to
                          Age [85] GMIB Benefit Base and Guaranteed Withdrawal
                          Benefit for Life Conversion Benefit (No. 2008GMIB),
                          incorporated herein by reference to Exhibit 4
                          (a) (b) (x) to the Registration Statement (File
                          No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(c)(u) Form of Endorsement Applicable to Credits Applied to
                          Annuity Account Value (No. 2008TRBNS), incorporated
                          herein by reference to Exhibit 4 (a) (b) (y) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(v) Form of Endorsement Applicable to the Deferment
                          Provision (No. 2008DEFER), incorporated herein by
                          reference to Exhibit 4 (a) (b) (z) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(w) Form of Endorsement Applicable to IRA Contracts (No.
                          2008IRA-ACC), incorporated herein by reference to
                          Exhibit 4 (a) (c) (a) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(c)(x) Form of Endorsement Applicable to Custodial Contracts
                          (No. 2008IRA-CSTDL-NS), incorporated herein by
                          reference to Exhibit 4 (a) (c) (b) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(y) Form of Endorsement Applicable to IRA Contracts (No.
                          2008IRA-GWB), incorporated herein by reference to
                          Exhibit 4 (a) (c) (c) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                                     C-13

                (a)(c)(z) Form of Endorsement Applicable to ROTH-IRA Contracts
                          (No. 2008ROTH-ACC), incorporated herein by reference
                          to Exhibit 4 (a) (c) (d) to the Registration
                          Statement (File No. 333-64749) on Form N-4 filed on
                          August 20, 2008.

                (a)(d)(a) Form of Endorsement Applicable to ROTH-IRA Contracts
                          (No. 2008ROTH GWB), incorporated herein by reference
                          to Exhibit 4 (a) (c) (e) to the Registration
                          Statement (File No. 333-64749) on Form N-4 filed on
                          August 20, 2008.

                (a)(d)(b) Form of Endorsement Applicable to SEP-IRA Contracts
                          (No. 2008SEPIRA-ACC), incorporated herein by
                          reference to Exhibit 4 (a) (c) (f) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(c) Form of Endorsement Applicable to SEP-IRA Contracts
                          (No. 2008SEPIRA-GWB), incorporated herein by
                          reference to Exhibit 4 (a) (c) (g) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(d) Form of Endorsement Applicable to Simple IRA
                          Contracts (No. 2008SIMIRA-ACC), incorporated herein
                          by reference to Exhibit 4 (a) (c) (h) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(e) Form of Endorsement Applicable to Simple IRA
                          Contracts (No. 2008SIMIRA-GWB), incorporated herein
                          by reference to Exhibit 4 (a) (c) (i) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(f) Form of Non-Spousal Beneficiary Continuation Option
                          (BCO) Tax-Qualified Retirement Plan Funds Direct
                          Rollover to Traditional IRA Endorsement (No.
                          2008TQNSBCO), incorporated herein by reference to
                          Exhibit 4 (a) (c) (j) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(d)(g) Form for use with Certificate Form
                          No. 2006BASEA/2006BASEB or Contract Form No.
                          2006BASE-I-A/2006BASE-I-B (Depending on Jurisdiction)
                          Marketed as AXA Equitable's "Accumulator Series 08"
                          ("Accumulator", "Accumulator Select", "Accumulator
                          Plus" and "Accumulator Elite"), incorporated herein
                          by reference to Exhibit 4 (a) (c) (k) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(d)(i) Form of Data Pages (No. 2008DPBCO - INH/NSDR),
                          incorporated herein by reference to Exhibit 4 (a)
                          (c) (c) to the Registration Statement (File No.
                          333-05593) on Form N-4 filed on August 20, 2008.

                (a)(d)(j) Form of Data Pages (No. 2008DPElite), previously filed with this Registration Statement, File No.
                          333-60730, on August 22, 2008.

                (a)(d)(k) Form of Endorsement Applicable to the Right to Add an
                          Optional Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2009ADOPT), incorporated herein by
                          reference to Exhibit 4 (a) (c) (o) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                (a)(d)(l) Form of Endorsement Applicable to Investment Options
                          (Form No. 2009GOA), incorporated herein by reference
                          to Exhibit 4 (a) (c) (p) to the Registration
                          Statement (File No. 333-64749) on Form N-4 filed on
                          May 13, 2009.

                (a)(d)(m) Form of Endorsement Applicable to GWBL Maturity Date
                          Annuity Benefit (Form No. 2009GWBLMD), incorporated
                          herein by reference to Exhibit 4 (a) (c)(r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                                     C-14

                (a)(d)(n) Form of Endorsement Applicable to Section 6.02,
                          "Payment Upon Death" (Form No. 2009DBENDO),
                          incorporated herein by reference to Exhibit 4
                          (a)(c)(s) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on May 13, 2009.

                (a)(d)(o) Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider Annual Ratchet to Age [85] (Form No.
                          2009GMDBAR), incorporated herein by reference to
                          Exhibit 4 (a) (c) (t) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on May 13,
                          2009.

                (a)(d)(p) Form of Guaranteed Minimum Death Benefit Rider (Form
                          No. 2009GMDBOPR), incorporated herein by reference to
                          Exhibit 4 (a) (c) (u) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on May 13,
                          2009.

                (a)(d)(q) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [5%] Roll Up to Age [85]
                          GMIB Benefit Base and Guaranteed Withdrawal Benefit
                          for Life Conversion Benefit (Form No. 2009GMIB),
                          incorporated herein by reference to Exhibit 4
                          (a) (c) (v) to the Registration Statement (File
                          No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(d)(r) Form of Endorsement Applicable to Guaranteed Interest
                          Special Dollar Cost Averaging (Form No. 2009SDCA),
                          incorporated herein by reference to Exhibit 4
                          (a) (c) (l) to the Registration Statement (File
                          No. 333-05593) on Form N-4 filed on May 14, 2009.

                (a)(d)(s) Form of Data Pages, (Form No. 2009DPElite),
                          previously filed with this Registration Statement
                          File No. 333-60730 on Form N-4, May 14, 2009.

                (a)(d)(t) Form of Data Pages (Form No. 2009DPWVR), incorporated herein by reference to Exhibit 4 (a)(c)(x) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                (a)(d)(u) Form of Data Pages (Form No. 2009DP), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                (a)(d)(v) Form of Endorsement applicable to Termination of
                          Guaranteed Minimum Death Benefits (Form No.
                          2012GMDB-BO-1), incorporated herein by reference to
                          Exhibit 4(m)(m) to the Registration Statement (File
                          No. 33-83750) on Form N-4 filed April 24, 2013.

                (a)(d)(w) Form of Endorsement Terminating the Guaranteed
                          Withdrawal Benefit for Life Rider and any Applicable
                          Guaranteed Minimum Death Benefit offered thereunder
                          (Form No. (2013GWBL-BO-I), incorporated herein by
                          reference to Exhibit 4(a)(c)(q) to the Registration
                          Statement (File No. 333-05593) on Form N-4 filed on
                          April 23, 2014.

                (a)(d)(x) Form of Endorsement Terminating the Guaranteed
                          Withdrawal Benefit for Life Rider and any Applicable
                          Guaranteed Minimum Death Benefit (2013GWBL-BO-G)
                          offered thereunder, incorporated herein by reference
                          to Exhibit 4(a)(c)(r) to the Registration Statement
                          (File No. 333-05593) on Form N-4 filed on April 23,
                          2014.

                (a)(d)(y) Form of Endorsement Terminating the Guaranteed
                          Minimum Income Benefit and any Guaranteed Minimum
                          Death Benefit(s) offered thereunder (2013GMIB-BO-I),
                          incorporated herein by reference to Exhibit
                          4(a)(c)(s) to the Registration Statement (File No.
                          333-05593) on Form N-4 filed on April 23, 2014.

                (a)(d)(z) Form of Endorsement Terminating the Guaranteed
                          Minimum Income Benefit and any Guaranteed Minimum
                          Death Benefit(s) (2013GMIB-BO-G) offered thereunder,
                          incorporated herein by reference to Exhibit
                          4(a)(c)(t) to the Registration Statement (File No.
                          333-05593) on Form N-4 filed on April 23, 2014.

                (a)(e)(a) Endorsement Adding a Lump Sum Payment Option
                          (2014GMIB-LS-G), incorporated herein by reference to
                          Registration Statement on Form N-4 (File No.
                          333-64749) filed on October 15, 2014.

                (a)(e)(b) Endorsement Adding a Lump Sum Payment Option
                          (2014GMIB-LS-I), incorporated herein by reference to
                          Registration Statement on Form N-4 (File No.
                          333-64749) filed on October 15, 2014.

                (a)(e)(c) Endorsement Adding a Lump Sum Payment Option
                          (2014GMIB-W-LS-G), incorporated herein by reference
                          to Registration Statement on Form N-4 (File No.
                          333-64749) filed on October 15, 2014.

                (a)(e)(d) Endorsement Adding a Lump Sum Payment Option
                          (2014-W-GMIB-LS-I), incorporated herein by reference
                          to Registration Statement on Form N-4 (File No.
                          333-64749) filed on October 15, 2014.

                (a)(e)(e) Endorsement Adding a Lump Sum Payment Option
                          (2014GWBL-LS-G), incorporated herein by reference to
                          Registration Statement on Form N-4 (File No.
                          333-64749) filed on October 15, 2014.

                (a)(e)(f) Endorsement Adding a Lump Sum Payment Option
                          (2014GWBL-LS-I), incorporated herein by reference to
                          Registration Statement on Form N-4 (File No.
                          333-64749) filed on October 15, 2014.

         5.     Applications.

                (a)       Form of Enrollment Form/Application for Equitable
                          Accumulator Elite previously filed with this
                          Registration Statement File No. 333-60730 on Form
                          N-4, May 11, 2001.

                (b)       Form of application for Accumulator, Form No. 2002
                          App01, incorporated herein by reference to Exhibit
                          5(h) to the Registration Statement (File No.
                          333-31131), filed March 8, 2002.

                (c)       Form of application for Accumulator, Form No. 2002
                          App02, incorporated herein by reference to Exhibit
                          5(i) to the Registration Statement (File No.
                          333-31131), filed on March 8, 2002.

                (d)       Form of application for Accumulator(R) Elite(SM),
                          Form No. 2004App02, previously filed with this
                          Registration Statement File No. 333-60730 filed
                          April 20, 2006.

                (e)       Form of Application No. 2006 App 02, incorporated
                          herein by reference to Exhibit 5.(m) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                (f)       Form of Application No. 2006 App 01, incorporated
                          herein by reference to Exhibit 5.(n) to the
                          Registration Statement (File No. 333-05593), filed
                          June 14, 2006.

                                     C-15

                (g)       Form of Application for Accumulator (2007App 01),
                          incorporated herein by reference to Exhibit 5 (o) to
                          the Registration Statement (File No. 333-05593),
                          filed January 30, 2007.

                (h)       Form of Application for Accumulator (2007App 02),
                          incorporated herein by reference to Exhibit 5 (p) to
                          the Registration Statement (File No. 333-05593),
                          filed January 30, 2007.

                (i)       Form of Application for Accumulator(R) Elite(SM),
                          Form No. 2008 App 01 E, previously filed with this
                          Registration Statement, File No. 333-60730, on
                          August 22, 2008.

                (j)       Form of Application for Accumulator(R) Elite(SM),
                          Form No. 2008 App 02 E, previously filed with this
                          Registration Statement, File No. 333-60730, on
                          August 22, 2208.

                (k)       Form of Application for Accumulator(R) Elite(SM),
                          Form No. 2009 App 01 E, previously filed with this
                          Registration Statement File No. 333-60730 on Form
                          N-4, May 14, 2009.

                (l)       Form of Application for Accumulator(R) Elite(SM),
                          Form No. 2009 App 02 E, previously filed with this
                          Registration Statement File No. 333-60730 on Form
                          N-4, May 14, 2009.

         6.     Depositor's Certificate of Incorporation and By-Laws.

                (a)       Restated Charter of AXA Equitable, as amended August
                          31, 2010, incorporated herein by reference to
                          Registration Statement on Form N-4, (File No.
                          333-05593), filed on April 24, 2012.

                (b)       By-Laws of AXA Equitable, as amended September 7,
                          2004, incorporated herein by reference to Exhibit No.
                          6.(c) to Registration Statement on Form N-4, (File
                          No. 333-05593), filed on April 20, 2006.

         7.     Reinsurance Contracts.

                          Form of Reinsurance Agreement between Reinsurance
                          Company and the Equitable Life Assurance Society of
                          the United States incorporated herein by reference to
                          Exhibit 7 to the Registration Statement on Form N-4
                          (File no. 333-31131) filed on April 25, 2001.

         8.     Participation Agreements.

                (a)       Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable Life Insurance Company
                          ("AXA Equitable"), AXA Distributors and AXA Advisors
                          dated July 15, 2002 is incorporated herein by
                          reference to Post-Effective Amendment No. 25 to the
                          EQ Advisor's Trust Registration Statement on Form
                          N-1A (File No. 333-17217 and 811-07953), filed on
                          February 7, 2003.

                (a)(i)    Amendment No. 1, dated May 2, 2003, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 28 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 10,
                          2004.

                (a)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 35 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iii)  Amendment No. 3, dated October 1, 2004, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 35 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 37 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v)    Amendment No. 5, dated September 30, 2005, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 44 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 51 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 2, 2007.

                (a)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 53 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 27, 2007.

                (a)(viii) Amendment No. 8, dated January 1, 2008, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 56 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on December 27,
                          2007.

                (a)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 61 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 13,
                          2009.

                                     C-16

                (a)(x)    Amendment No. 10, dated January 1, 2009, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 64 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 67 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 15, 2009.

                (a)(xii)  Amendment No. 12, dated September 29, 2009, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 70 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on January 21, 2010.

                (a)(xiii) Amendment No. 13, dated August 16, 2010, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 77 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xiv)  Amendment No. 14, dated December 15, 2010, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 77 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference and/or previously filed with
                          Post-Effective Amendment No. 84 To the EQ Advisor's
                          Trust Registration Statement (File No. 333-17217) on
                          Form N-1A filed on August 17, 2011.

                (a)(xvi)  Amendment No. 16, dated April 30, 2012, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable and AXA Distributors
                          dated July 15,2002 incorporated herein by reference
                          to Post-Effective Amendment No. 96 to the EQ
                          Advisor's Trust Registration Statement (File No.
                          333-17217) on Form N-1A filed on February 7, 2012.

                (a)(b)    Second Amended and Restated Participation Agreement
                          among the Trust, AXA Equitable, FMG LLC and AXA
                          Distributors dated May 23, 2012, incorporated herein
                          by reference to EQ Advisors Trust Registration
                          Statement on Form N-1A (File No. 333-17217) filed on
                          July 22, 2013.

                (a)(b)(i) Amendment No. 1 dated as of June 4, 2013 to the
                          Second Amended and Restated Participation Agreement
                          among the Trust, AXA Equitable, FMG LLC and AXA
                          Distributors dated May 23, 2012, incorporated herein
                          by reference to EQ Advisors Trust Registration
                          Statement on Form N-1A (File No. 333-17217) filed on
                          July 22, 2013.

                (a)b)(ii) Amendment No. 2 dated as of October 21, 2013 to the
                          Second Amended and Restated Participation Agreement
                          among the Trust, AXA Equitable, FMG LLC and AXA
                          Distributors dated May 23, 2012, incorporated herein
                          by reference to EQ Advisors Trust Registration
                          Statement on Form N-1A (File No. 333-17217) filed on
                          July 22, 2013.

               (a)(b)(iii)Amendment No. 3, dated as of April 4, 2014
                          ("Amendment No. 3"), to the Second Amended and
                          Restated Participation Agreement, dated as of May 23,
                          2012, as amended ("Agreement"), by and among EQ
                          Advisors Trust ("Trust"), AXA Equitable Life
                          Insurance Company, AXA Equitable Funds Management
                          Group, LLC and AXA Distributors, LLC (collectively,
                          the "Parties"), incorporated herein by reference to
                          EQ Advisors Trust Registration Statement on Form N-1A
                          (File No. 333-17217) filed on April 30, 2014.

                (a)(b)(iv)Amendment No. 4, dated as of June 1, 2014 ("Amendment
                          No. 4"), to the Second Amended and Restated
                          Participation Agreement, dated as of May 23, 2012, as
                          amended ("Agreement"), by and among EQ Advisors Trust
                          ("Trust"), AXA Equitable Life Insurance Company, AXA
                          Equitable Funds Management Group, LLC and AXA
                          Distributors, LLC (collectively, the "Parties"),
                          incorporated herein by reference to EQ Advisors Trust
                          Registration Statement on Form N-1A (File No.
                          333-17217) filed on April 30, 2014.

                (a)(b)(v) Amendment No. 5, dated as of July 16, 2014
                          ("Amendment No. 5"), to the Second Amended and
                          Restated Participation Agreement, dated as of May 23,
                          2012, as amended ("Agreement"), by and among EQ
                          Advisors Trust ("Trust"), AXA Equitable Life
                          Insurance Company, AXA Equitable Funds Management
                          Group, LLC and AXA Distributors, LLC (collectively,
                          the "Parties") "), incorporated herein by reference
                          to EQ Advisors Trust Registration Statement on Form
                          N-1A (File No. 333-17217) filed on February 5, 2015.

                (b)       Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to and/or previously filed with
                          Pre-Effective Amendment No. 1 to AXA Premier VIP
                          Trust Registration Statement (File No. 333-70754) on
                          Form N-1A filed on December 10, 2001.

                (b)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 6 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 16 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on June 1, 2006.

                (b)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 20 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on February 5, 2008.

                (b)(b)    Amended and Restated Participation Agreement among
                          the Registrant, AXA Equitable, FMG LLC and AXA
                          Distributors dated as of May 23, 2012, incorporated
                          herein by reference to AXA Premier VIP Trust
                          Registration Statement on Form N-1/A (File No.
                          333-70754) filed on July 22, 2013.

                (b)(b)(i) Amendment No. 1 dated as of October 21, 2013, to the
                          Amended and Restated Participation Agreement among
                          the Registrant, AXA Equitable, FMG LLC and AXA
                          Distributors dated as of May 23, 2012, incorporated
                          herein by reference to AXA Premier VIP Trust
                          Registration Statement on Form N-1/A (File No.
                          333-70754) filed on October 2, 2013.

                (b)(b)(ii)Amendment No. 2, dated as of April 18, 2014
                          ("Amendment No. 2") to the Amended and Restated
                          Participation Agreement, dated as of May 23, 2012, as
                          amended ("Agreement") by and among AXA Premier VIP
                          Trust ("Trust"), AXA Equitable Life Insurance
                          Company, AXA Equitable Funds Management Group, LLC
                          and AXA Distributors, LLC (collectively, the
                          "Parties"), incorporated herein by reference to AXA
                          Premier VIP Trust Registration Statement on Form
                          N-1/A (File No. 333-70754) filed on January 12, 2015.

               (b)(b)(iii)Amendment No. 3, dated as of July 8, 2014 ("Amendment
                          No. 3") to the Amended and Restated Participation
                          Agreement, dated as of May 23, 2012, as amended
                          ("Agreement") by and among AXA Premier VIP Trust
                          ("Trust"), AXA Equitable Life Insurance Company, AXA
                          Equitable Funds Management Group, LLC and AXA
                          Distributors, LLC (collectively, the "Parties"),
                          incorporated herein by reference to AXA Premier VIP
                          Trust Registration Statement on Form N-1/A (File No.
                          333-70754) filed on January 12, 2015.

                (b)(b)(iv)Amendment No. 4, dated as of December 10, 2014
                          ("Amendment No. 4"), to the Amended and Restated
                          Participation Agreement, dated as of May 23, 2012, as
                          amended ("Agreement"), by and among AXA Premier VIP
                          Trust ("Trust"), AXA Equitable Life Insurance
                          Company, AXA Equitable Funds Management Group, LLC
                          and AXA Distributors, LLC (collectively, the
                          "Parties"), incorporated herein by reference to AXA
                          Premier VIP Trust Registration Statement on Form
                          N-1/A (File No. 333-70754) filed on January 12, 2015.

                                     C-17

         9.     Legal Opinion.

                (a)       Opinion and Consent of Shane Daly, Esq., Vice
                          President and Associate General Counsel of AXA
                          Equitable, as to the legality of the securities being
                          registered, filed herewith.

         10.    Other Opinions.

                (a)       Consent of PricewaterhouseCoopers LLP, filed herewith.

                (b)       Powers of Attorney, filed herewith.

         11.    Omitted Financial Statements. Not applicable.

         12.    Initial Capital Agreements. Not applicable.

         13.    Redeemability Exemption. Not applicable.

                                     C-18

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                  Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                 Director
Athenahealth, Inc.
400 North Beacon Street
Watertown, MA 02472

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott                Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Chairman of the Board,
                                Chief Executive Officer, Director and
                                President

OTHER OFFICERS

*Dave S. Hattem                 Senior Executive Director and General
                                Counsel

*Heinz-Juergen Schwering        Senior Executive Director and Chief Risk
                                Officer

*Anders B. Malmstrom            Senior Executive Director and Chief
                                Financial Officer

*Salvatore Piazzolla            Senior Executive Director and Chief Human
                                Resources Officer

                                     C-19

*Priscilla Sims Brown              Senior Executive Director and Chief
                                   Marketing Officer

*Joshua E. Braverman               Senior Executive Director, Chief Investment
                                   Officer and Treasurer

*Anthony F. Recine                 Managing Director, Chief Compliance Officer
                                   and Deputy General Counsel

*Sharon A. Ritchey                 Senior Executive Director and Chief
                                   Operating Officer

*Michael B. Healy                  Executive Director and Chief Information
                                   Officer

*Andrea M. Nitzan                  Executive Director, Chief Accounting
                                   Officer and Controller

*Nicholas B. Lane                  Senior Executive Director and Head of U.S.
                                   Life and Retirement

*Kevin Molloy                      Senior Executive Director

*Keith Floman                      Managing Director and Chief Actuary

*David Kam                         Managing Director and Actuary

*Michel Perrin                     Managing Director and Actuary

*Karen Field Hazin                 Lead Director, Secretary and Associate
                                   General Counsel

*Naomi J. Weinstein                Lead Director

                                     C-20

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

                Separate Account No. 49 of AXA Equitable Life Insurance Company
(the "Separate Account") is a separate account of AXA Equitable Life Insurance
Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding
Company").

                AXA owns 100% of the Holding Company's outstanding common
stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA
Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                (a) The 2014 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26(a) to Registration Statement (File
No. 333-202147) on Form N-4 filed February 18, 2015.

                (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2014 is incorporated herein by reference to Exhibit 26(b) to Registration
Statement (File No. 333-202147) on Form N-4 filed February 18, 2015.

                                     C-21

Item 27. Number of Contractowners

         As of September 30, 2015, there were 67,200 Qualified Contractholders and 44,945 Non-Qualified Contractholders of the contracts to be offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)    Any person made or threatened to be made a party to any
                       action or proceeding, whether civil or criminal, by
                       reason of the fact that he or she, or his or her
                       testator or intestate is or was a director, officer or
                       employee of the Company shall be indemnified by the
                       Company;

                (ii)   Any person made or threatened to be made a party to any
                       action or proceeding, whether civil or criminal, by
                       reason of the fact that he or she, or his or her
                       testator or intestate serves or served any other
                       organization in any capacity at the request of the
                       Company may be indemnified by the Company; and

                (iii)  the related expenses of any such person in any of said categories may be advanced by the Company.

                       (b)    To the extent permitted by the law of the State
                              of New York, the Company may provide for further
                              indemnification or advancement of expenses by
                              resolution of shareholders of the Company or the
                              Board of Directors, by amendment of these
                              By-Laws, or by agreement. (Business Corporation
                              Law ss.ss.721-726: Insurance Law ss.1216.)

                The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance
Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

         (c)    Undertaking

Insofar as indemnification for liability arising under the Securities Act of
1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as expressed in the
Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-22

Item 29. Principal Underwriters

                (a) AXA Advisors, LLC, and AXA Distributors, LLC, both
affiliates of AXA Equitable and MONY Life Insurance Company of America, are the
principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ
Advisors Trust and AXA Premier VIP Trust, and of MONY America Variable
Account A, MONY America Variable Account K and MONY America Variable Account L.
In addition, AXA Advisors is the principal underwriter for AXA Equitable's
Separate Accounts 45, 301, A and I. The principal business address of AXA
Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas,
NY, NY 10104.

                (b) Set forth below is certain information regarding the
directors and principal officers of AXA Advisors, LLC and AXA Distributors,
LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
------------------                 --------------------------------------

*David Karr                        Director, Chairman of the Board and Chief
                                   Executive Officer

*Christine Nigro                   Director and Vice Chairman of the Board

*Frank Massa                       Director, President and Chief Operating
                                   Officer

*Nicholas B. Lane                  Director and Chief Retirement Savings
                                   Officer

*Lawrence Adkins, Jr.              Senior Vice President and Divisional
                                   President

*Susan LaVallee                    Senior Vice President

*George Papazicos                  Senior Vice President

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Investment Advisor Chief Compliance
                                   Officer

*Mary Jean Bonadonna               Vice President and Broker-Dealer Compliance
                                   Officer

*Yun Zhang                         Vice President and Treasurer

*Kenneth Webb                      Vice President and Chief Financial Planning
                                   Officer (AXA only)

*Gina Jones                        Vice President and Financial Crime Officer

*Page Pennell                      Vice President

*Philip Pescatore                  Chief Risk Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Manish Agarwal                    Director

*Anders B. Malmstrom               Director

*James Mellin                      Chief Sales Officer

*Kevin Molloy                      Senior Vice President

*Sharon A. Ritchey                 Director

*Francesca Divone                  Secretary

                                     C-23

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Michael P. McCarthy               Director, Senior Vice President, National
                                   Sales Manager

*Todd Solash                       Director and Senior Vice President

*Kevin Molloy                      Senior Vice President and Director

*Manish Agarwal                    Senior Vice President and Director

*Ori Ben-Yishai                    Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*David Kahal                       Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Windy Lawrence                    Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Nicholas D. Huth                  Vice President and General Counsel

*Gina Jones                        Vice President and Financial Crime Officer

*Yun Zhang                         Vice President and Treasurer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Francesca Divone                  Secretary

       (c) The information under "Distribution of the Contracts" in the
Prospectus and Statement of Additional Information forming a part of this
Registration Statement is incorporated herein by reference.

                                     C-24

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the
                "contracts") may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective
Contracts.

                The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-25

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b) for effectiveness of this Amendment to the registration statement and has duly caused this Amendment to the registration statement to be signed on its behalf, by the undersigned, duly authorized, in the City and
State of New York, on this 30th day of October, 2015.

                                   SEPARATE ACCOUNT NO. 49 OF
                                   AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                   By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                   By:  /s/ Shane Daly
                                        ----------------------------------------
                                        Shane Daly
                                        Vice President and Associate General
                                        Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant has duly caused this Amendment to the Registration
Statement to be signed on its behalf, in the City and State of New York, on this 30th day of October, 2015.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ---------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                   Chairman of the Board, Chief Executive
                                Officer, Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom            Senior Executive Director
                                and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan               Executive Director, Chief Accounting Officer
                                and Controller

*DIRECTORS:

Henri de Castries
Ramon de Oliveira          Kristi A. Matus  Lorie A. Slutsky
Denis Duverne              Mark Pearson     Richard C. Vaughan
Barbara Fallon-Walsh       Daniel G. Kaye

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      October 30, 2015

                                 EXHIBIT INDEX

EXHIBIT NO.                                                    TAG VALUE
-----------                                                    ---------

9(a)              Opinion and Consent of Counsel               EX-99.9

10(a)             Consent of PricewaterhouseCoopers LLP        EX-99.10a

10(b)             Powers of Attorney                           EX-99.10b